UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.6%)
Abercrombie & Fitch Co. Cl A	6,965	236,253
Amazon.com, Inc.*	29,751	7,566,274
Apollo Group, Inc.*	8,295	240,970
AutoNation, Inc.*	3,057	133,499
AutoZone, Inc.*	2,893	1,069,455
Bed Bath & Beyond, Inc.*	21,892	1,379,196
Best Buy Co., Inc.	22,365	384,454
Big Lots, Inc.*	5,018	148,432
BorgWarner, Inc.*	9,985	690,063
Cablevision Systems Corp. Cl A	18,128	287,329
CarMax, Inc.*	20,293	574,292
Carnival Corp.	37,016	1,348,863
CBS Corp. Cl B	47,852	1,738,463
Chipotle Mexican Grill, Inc.*	2,582	819,888
Coach, Inc.	25,585	1,433,272
Comcast Corp. Cl A	211,976	7,582,382
D.R. Horton, Inc.	22,200	458,208
Darden Restaurants, Inc.	9,923	553,207
DIRECTV*	52,677	2,763,435
Discovery Communications, Inc. Cl A*	19,688	1,173,995
Disney (Walt) Co.	144,412	7,549,859
Dollar Tree, Inc.*	18,163	876,819
Expedia, Inc.	7,140	412,978
Family Dollar Stores, Inc.	7,876	522,179
Ford Motor Co.	315,190	3,107,773
Fossil, Inc.*	4,636	392,669
GameStop Corp. Cl A	10,254	215,334
Gannett Co., Inc.	17,876	317,299
Gap, Inc.	23,464	839,542
Genuine Parts Co.	12,792	780,696
Goodyear Tire & Rubber Co.*	21,226	258,745
H&R Block, Inc.	22,065	382,386
Harley-Davidson, Inc.	19,794	838,672
Harman Int’l. Industries, Inc.	5,585	257,804
Hasbro, Inc.	9,917	378,532
Home Depot, Inc.	122,490	7,394,721
International Game Technology	22,576	295,520
Interpublic Group of Cos., Inc.	35,174	391,135
Johnson Controls, Inc.	57,223	1,567,910
Kohl’s Corp.	17,724	907,823
Leggett & Platt, Inc.	11,494	287,925
Lennar Corp. Cl A	13,106	455,696
Limited Brands, Inc.	18,874	929,733
Lowe’s Cos., Inc.	91,772	2,775,185
Macy’s, Inc.	33,129	1,246,313
Marriott International, Inc. Cl A	21,174	827,903
Mattel, Inc.	27,980	992,730
McDonald’s Corp.	80,766	7,410,281
McGraw-Hill Cos., Inc.	22,465	1,226,364
Netflix, Inc.*	4,726	257,283
Newell Rubbermaid, Inc.	24,045	459,019
News Corp. Cl A	163,769	4,017,254
NIKE, Inc. Cl B	30,034	2,850,527
Nordstrom, Inc.	12,597	695,102
O’Reilly Automotive, Inc.*	9,246	773,151
Omnicom Group, Inc.	21,775	1,122,719
Penney (J.C.) Co., Inc.	12,816	311,301

Priceline.com, Inc.*	4,076	2,521,943
Pulte Homes, Inc.*	26,663	413,277
Ralph Lauren Corp.	5,177	782,918
Ross Stores, Inc.	18,705	1,208,343
Scripps Networks Interactive, Inc. Cl A	7,126	436,325
Staples, Inc.	55,391	638,104
Starbucks Corp.	60,919	3,091,639
Starwood Hotels & Resorts	16,708	968,396
Target Corp.	52,763	3,348,868
Tiffany & Co.	9,951	615,768
Time Warner Cable, Inc.	24,469	2,326,023
Time Warner, Inc.	74,630	3,382,978
TJX Cos., Inc.	61,900	2,772,501
TripAdvisor, Inc.*	9,296	306,117
Urban Outfitters, Inc.*	9,067	340,557
V.F. Corp.	7,368	1,174,164
Viacom, Inc. Cl B	37,052	1,985,617
Washington Post Co. Cl B	368	133,595
Whirlpool Corp.	6,160	510,726
Wyndham Worldwide Corp.	11,669	612,389
Wynn Resorts Ltd.	6,452	744,819
Yum! Brands, Inc.	36,055	2,391,889
		115,615,768
CONSUMER STAPLES (10.3%)
Altria Group, Inc.	161,719	5,399,797
Archer-Daniels-Midland Co.	53,997	1,467,638
Avon Products, Inc.	35,441	565,284
Beam, Inc.	13,173	757,974
Brown-Forman Corp. Cl B	12,245	798,986
Campbell Soup Co.	14,437	502,696
Clorox Co.	10,449	752,850
Coca-Cola Co.	314,957	11,946,319
Coca-Cola Enterprises, Inc.	22,430	701,386
Colgate-Palmolive Co.	35,442	3,800,091
ConAgra Foods, Inc.	30,832	850,655
Constellation Brands, Inc. Cl A*	11,422	369,502
Costco Wholesale Corp.	34,956	3,499,970
CVS Caremark Corp.	101,870	4,932,545
Dean Foods Co.*	15,355	251,054
Dr. Pepper Snapple Group, Inc.	17,187	765,337
Estee Lauder Cos., Inc. Cl A	19,349	1,191,318
General Mills, Inc.	51,147	2,038,208
Heinz (H.J.) Co.	26,067	1,458,449
Hershey Co.	12,106	858,194
Hormel Foods Corp.	10,795	315,646
J.M. Smucker Co.	8,900	768,337
Kellogg Co.	19,696	1,017,495
Kimberly-Clark Corp.	31,257	2,681,225
Kraft Foods, Inc. Cl A*	138,433	5,724,205
Kroger Co.	44,637	1,050,755
Lorillard, Inc.	10,092	1,175,213
McCormick & Co., Inc.	10,727	665,503
Mead Johnson Nutrition Co.	16,319	1,195,856
Molson Coors Brewing Co. Cl B	12,769	575,243
Monster Beverage Corp.*	12,356	669,201
PepsiCo, Inc.	126,298	8,938,109
Philip Morris Int’l., Inc.	133,337	11,992,330
Proctor & Gamble Co.	223,297	15,487,880
Reynolds American, Inc.	26,734	1,158,652
Safeway, Inc.	20,484	329,588
Sysco Corp.	47,179	1,475,287
Tyson Foods, Inc. Cl A	23,666	379,129
Wal-Mart Stores, Inc.	136,563	10,078,349
Walgreen Co.	71,499	2,605,424

Whole Foods Market, Inc.	13,752	1,339,445
		112,531,125
ENERGY (11.1%)
Alpha Natural Resources, Inc.*	21,578	141,767
Anadarko Petroleum Corp.	42,691	2,984,955
Apache Corp.	33,461	2,893,373
Baker Hughes, Inc.	38,457	1,739,410
Cabot Oil & Gas Corp.	17,554	788,175
Cameron International Corp.*	20,609	1,155,547
Chesapeake Energy Corp.	45,010	849,339
Chevron Corp.	159,870	18,634,447
ConocoPhillips	100,882	5,768,433
CONSOL Energy, Inc.	19,643	590,272
Denbury Resources, Inc.*	32,581	526,509
Devon Energy Corp.	32,130	1,943,865
Diamond Offshore Drilling, Inc.	5,699	375,051
Ensco PLC Cl A	18,926	1,032,603
EOG Resources, Inc.	22,896	2,565,497
EQT Corp.	12,570	741,630
Exxon Mobil Corp.	378,417	34,606,236
FMC Technologies, Inc.*	20,018	926,833
Halliburton Co.	78,640	2,649,382
Helmerich & Payne, Inc.	9,130	434,679
Hess Corp.	24,263	1,303,408
Kinder Morgan, Inc.	47,342	1,681,588
Marathon Oil Corp.	58,367	1,725,912
Marathon Petroleum Corp.	28,637	1,563,294
Murphy Oil Corp.	15,402	826,933
Nabors Industries Ltd.*	25,885	363,167
National Oilwell Varco, Inc.	36,291	2,907,272
Newfield Exploration Co.*	11,880	372,082
Noble Drilling Corp.	21,191	758,214
Noble Energy, Inc.	15,086	1,398,623
Occidental Petroleum Corp.	69,858	6,011,979
Peabody Energy Corp.	23,414	521,898
Phillips 66	51,422	2,384,438
Pioneer Natural Resources Co.	10,717	1,118,855
QEP Resources, Inc.	15,161	479,997
Range Resources Corp.	13,441	939,123
Rowan Companies PLC Cl A*	10,441	352,593
Schlumberger Ltd.	112,943	8,169,167
Southwestern Energy Co.*	29,827	1,037,383
Spectra Energy Corp.	53,038	1,557,196
Sunoco, Inc.	8,615	403,440
Tesoro Corp.	11,292	473,135
Valero Energy Corp.	47,440	1,502,899
Williams Cos., Inc.	52,316	1,829,491
WPX Energy, Inc.*	16,700	277,053
		121,307,143
FINANCIALS (14.4%)
ACE Ltd.	28,021	2,118,388
Aflac, Inc.	39,281	1,880,774
Allstate Corp.	39,369	1,559,406
American Express Co.	82,067	4,666,330
American Int’l. Group, Inc.*	99,611	3,266,245
American Tower Corp.	32,410	2,313,750
Ameriprise Financial, Inc.	17,578	996,497
Aon PLC*	26,576	1,389,659
Apartment Investment & Management Co. Cl A	12,380	321,756
Assurant, Inc.	6,771	252,558
AvalonBay Communities, Inc.	8,056	1,095,535
Bank of America Corp.	914,824	8,077,896
Bank of New York Mellon Corp.	97,261	2,200,044
BB&T Corp.	57,939	1,921,257

Berkshire Hathaway, Inc. Cl B*	148,491	13,096,906
BlackRock, Inc.	10,449	1,863,057
Boston Properties, Inc.	12,667	1,401,097
Capital One Financial Corp.	48,929	2,789,442
CBRE Group, Inc.*	25,839	475,696
Charles Schwab Corp.	96,706	1,236,870
Chubb Corp.	21,824	1,664,735
Cincinnati Financial Corp.	12,202	462,334
Citigroup, Inc.	246,758	8,073,922
CME Group, Inc.	25,422	1,456,681
Comerica, Inc.	16,523	513,039
Discover Financial Svcs.	42,671	1,695,319
E*Trade Financial Corp.*	22,399	197,335
Equity Residential	25,766	1,482,318
Federated Investors, Inc. Cl B	7,591	157,058
Fifth Third Bancorp	75,965	1,178,217
First Horizon National Corp.	20,921	201,469
Franklin Resources, Inc.	11,474	1,435,053
Genworth Financial, Inc. Cl A*	43,693	228,514
Goldman Sachs Group, Inc.	38,012	4,321,204
Hartford Financial Svcs. Group, Inc.	37,308	725,268
HCP, Inc.	36,088	1,605,194
Health Care REIT, Inc.	19,046	1,099,907
Host Hotels & Resorts, Inc.	61,479	986,738
Hudson City Bancorp, Inc.	39,122	311,411
Huntington Bancshares, Inc.	72,208	498,235
IntercontinentalExchange, Inc.*	6,022	803,395
Invesco Ltd.	36,750	918,383
JPMorgan Chase & Co.	314,661	12,737,477
KeyCorp	77,843	680,348
Kimco Realty Corp.	33,759	684,295
Legg Mason, Inc.	10,346	255,339
Leucadia National Corp.	16,425	373,669
Lincoln National Corp.	23,761	574,779
Loews Corp.	26,219	1,081,796
M&T Bank Corp.	9,852	937,516
Marsh & McLennan Cos., Inc.	44,796	1,519,928
MetLife, Inc.	90,279	3,111,014
Moody’s Corp.	15,104	667,144
Morgan Stanley	119,783	2,005,167
Nasdaq OMX Group, Inc.	9,971	232,274
Northern Trust Corp.	18,331	850,833
NYSE Euronext	21,000	517,650
People’s United Financial, Inc.	29,777	361,493
Plum Creek Timber Co., Inc.	12,916	566,237
PNC Financial Svcs. Grp., Inc.	43,593	2,750,718
Principal Financial Grp., Inc.	23,829	641,953
Progressive Corp.	45,117	935,727
ProLogis, Inc.	39,402	1,380,252
Prudential Financial, Inc.	39,184	2,135,920
Public Storage	12,357	1,719,724
Regions Financial Corp.	116,339	838,804
Simon Property Group, Inc.	25,867	3,926,869
SLM Corp.	39,275	617,403
State Street Corp.	39,197	1,644,706
SunTrust Banks, Inc.	45,827	1,295,529
T. Rowe Price Group, Inc.	21,215	1,342,910
Torchmark Corp.	7,901	405,716
Travelers Cos., Inc.	31,489	2,149,439
U.S. Bancorp	158,901	5,450,304
Unum Group	23,973	460,761
Ventas, Inc.	24,968	1,554,258
Vornado Realty Trust	14,211	1,151,802
Wells Fargo & Co.	413,745	14,286,615

Weyerhaeuser Co.	44,734	1,169,347
XL Group PLC	25,455	611,684
Zions Bancorporation	15,310	316,228
		156,882,520
HEALTH CARE (11.3%)
Abbott Laboratories	125,217	8,584,878
Aetna, Inc.	27,065	1,071,774
Agilent Technologies, Inc.	28,834	1,108,667
Alexion Pharmaceuticals, Inc.*	15,253	1,744,943
Allergan, Inc.	24,514	2,244,992
AmerisourceBergen Corp.	19,801	766,497
Amgen, Inc.	62,084	5,234,923
Bard (C.R.), Inc.	6,242	653,225
Baxter International, Inc.	44,412	2,676,267
Becton, Dickinson & Co.	16,272	1,278,328
Biogen Idec, Inc.*	19,153	2,858,202
Boston Scientific Corp.*	116,632	669,468
Bristol-Myers Squibb Co.	136,197	4,596,649
Cardinal Health, Inc.	27,784	1,082,742
CareFusion Corp.*	17,672	501,708
Celgene Corp.*	34,658	2,647,871
Cerner Corp.*	11,542	893,466
CIGNA Corp.	23,952	1,129,816
Coventry Health Care, Inc.	10,920	455,255
Covidien PLC	38,768	2,303,595
DaVita, Inc.*	6,836	708,278
DENTSPLY International, Inc.	11,770	448,908
Edwards Lifesciences Corp.*	9,411	1,010,459
Express Scripts Hldg. Co.*	66,080	4,141,234
Forest Laboratories, Inc.*	18,676	665,052
Gilead Sciences, Inc.*	56,653	3,757,793
Hospira, Inc.*	13,455	441,593
Humana, Inc.	13,485	945,973
Intuitive Surgical, Inc.*	3,201	1,586,512
Johnson & Johnson	222,953	15,363,691
Laboratory Corp. of America Hldgs.*	7,829	723,948
Life Technologies Corp.*	14,111	689,746
Lilly (Eli) & Co.	81,845	3,880,271
McKesson Corp.	19,366	1,666,057
Medtronic, Inc.	82,998	3,578,874
Merck & Co., Inc.	240,567	10,849,572
Mylan, Inc.*	32,841	801,320
Patterson Cos., Inc.	6,809	233,140
PerkinElmer, Inc.	9,377	276,340
Perrigo Co.	6,922	804,129
Pfizer, Inc.	590,006	14,661,649
Quest Diagnostics, Inc.	12,638	801,628
St. Jude Medical, Inc.	25,088	1,056,957
Stryker Corp.	23,629	1,315,190
Tenet Healthcare Corp.*	31,405	196,909
Thermo Fisher Scientific, Inc.	30,268	1,780,666
UnitedHealth Group, Inc.	82,414	4,566,560
Varian Medical Systems, Inc.*	9,087	548,128
Waters Corp.*	7,195	599,559
Watson Pharmaceuticals, Inc.*	10,139	863,437
WellPoint, Inc.	26,327	1,527,229
Zimmer Hldgs., Inc.	14,140	956,147
		123,950,215
INDUSTRIALS (9.5%)
3M Co.	52,435	4,846,043
Avery Dennison Corp.	8,593	273,429
Boeing Co.	56,352	3,923,226
Caterpillar, Inc.	54,349	4,676,188
Cintas Corp.	9,056	375,371

Cooper Industries PLC	12,997	975,555
CSX Corp.	91,527	1,899,185
Cummins, Inc.	15,350	1,415,424
Danaher Corp.	47,712	2,631,317
Deere & Co.	32,100	2,647,929
Donnelley (R.R.) & Sons Co.	15,112	160,187
Dover Corp.	15,157	901,690
Dun & Bradstreet Corp.	3,725	296,585
Eaton Corp.	27,342	1,292,183
Emerson Electric Co.	58,982	2,847,061
Equifax, Inc.	9,767	454,947
Expeditors Int’l. of Wash.	18,144	659,716
Fastenal Co.	22,098	949,993
FedEx Corp.	25,420	2,151,040
Flowserve Corp.	4,237	541,234
Fluor Corp.	13,874	780,829
General Dynamics Corp.	27,193	1,798,001
General Electric Co.	843,995	19,167,126
Grainger (W.W.), Inc.	4,963	1,034,140
Honeywell International, Inc.	64,032	3,825,912
Illinois Tool Works, Inc.	35,516	2,112,137
Ingersoll-Rand PLC	23,055	1,033,325
Iron Mountain, Inc.	12,184	415,596
Jacobs Engineering Group, Inc.*	10,727	433,693
Joy Global, Inc.	8,925	500,336
L-3 Communications Hldgs., Inc.	7,947	569,879
Lockheed Martin Corp.	22,260	2,078,639
Masco Corp.	28,655	431,258
Norfolk Southern Corp.	29,699	1,889,747
Northrop Grumman Corp.	20,009	1,329,198
PACCAR, Inc.	29,960	1,199,149
Pall Corp.	9,413	597,631
Parker Hannifin Corp.	12,346	1,031,879
Pitney Bowes, Inc.	17,443	241,062
Precision Castparts Corp.	11,790	1,925,779
Quanta Services, Inc.*	18,042	445,637
Raytheon Co.	26,885	1,536,747
Republic Services, Inc.	24,931	685,852
Robert Half Int’l., Inc.	11,877	316,285
Robinson (C.H.) Worldwide, Inc.	13,171	771,162
Rockwell Automation, Inc.	11,347	789,184
Rockwell Collins, Inc.	11,657	625,281
Roper Industries, Inc.	7,757	852,417
Ryder System, Inc.	4,476	174,833
Snap-on, Inc.	4,835	347,491
Southwest Airlines Co.	61,856	542,477
Stanley Black & Decker, Inc.	13,654	1,041,118
Stericycle, Inc.*	7,150	647,218
Textron, Inc.	23,682	619,758
Tyco International Ltd.	37,098	2,087,133
Union Pacific Corp.	41,306	4,903,022
United Parcel Service, Inc. Cl B	60,164	4,305,937
United Technologies Corp.	69,749	5,460,649
Waste Management, Inc.	37,144	1,191,580
Xylem, Inc.	15,177	381,702
		104,039,102
INFORMATION TECHNOLOGY (19.3%)
Accenture Ltd. Cl A	52,341	3,665,440
Adobe Systems, Inc.*	39,680	1,288,013
Advanced Micro Devices, Inc.*	53,124	179,028
Akamai Technologies, Inc.*	14,504	554,923
Altera Corp.	26,967	916,474
Amphenol Corp. Cl A	13,399	788,933
Analog Devices, Inc.	25,081	982,924

Apple, Inc.	75,223	50,193,304
Applied Materials, Inc.	106,133	1,184,975
Autodesk, Inc.*	18,469	616,311
Automatic Data Processing, Inc.	39,264	2,303,226
BMC Software, Inc.*	12,096	501,863
Broadcom Corp. Cl A	41,904	1,449,040
CA, Inc.	28,436	732,654
Cisco Systems, Inc.	444,693	8,489,189
Citrix Systems, Inc.*	15,355	1,175,732
Cognizant Technology Solutions*	25,094	1,754,572
Computer Sciences Corp.	13,282	427,813
Corning, Inc.	120,663	1,586,718
Dell, Inc.	123,957	1,222,216
eBay, Inc.*	95,282	4,612,602
Electronic Arts, Inc.*	28,452	361,056
EMC Corp.*	170,766	4,656,789
F5 Networks, Inc.*	6,182	647,255
Fidelity Nat’l. Information Svcs., Inc.	19,925	622,059
First Solar, Inc.*	5,666	125,474
Fiserv, Inc.*	10,748	795,674
FLIR Systems, Inc.	12,351	246,711
Google, Inc. Cl A*	20,959	15,813,566
Harris Corp.	9,157	469,022
Hewlett-Packard Co.	166,467	2,839,927
Int’l. Business Machines Corp.	87,667	18,186,519
Intel Corp.	413,729	9,383,374
Intuit, Inc.	23,226	1,367,547
Jabil Circuit, Inc.	16,056	300,568
JDS Uniphase Corp.*	19,223	238,077
Juniper Networks, Inc.*	44,895	768,153
KLA-Tencor Corp.	14,975	714,382
Lam Research Corp.*	15,614	496,291
Linear Technology Corp.	19,184	611,010
LSI Corp.*	48,751	336,869
MasterCard, Inc. Cl A	8,653	3,906,656
Microchip Technology, Inc.	15,926	521,417
Micron Technology, Inc.*	87,666	524,681
Microsoft Corp.	616,612	18,362,705
Molex, Inc.	11,401	299,618
Motorola Solutions, Inc.	22,901	1,157,646
NetApp, Inc.*	29,876	982,323
NVIDIA Corp.*	51,553	687,717
Oracle Corp.	317,210	9,988,943
Paychex, Inc.	26,288	875,128
QUALCOMM, Inc.	140,050	8,751,725
Red Hat, Inc.*	16,321	929,318
SAIC, Inc.	23,883	287,551
Salesforce.com, inc.*	10,693	1,632,714
SanDisk Corp.*	19,749	857,699
Seagate Technology PLC	28,793	892,583
Symantec Corp.*	58,491	1,052,838
TE Connectivity Ltd.	36,235	1,232,352
Teradata Corp.*	13,403	1,010,720
Teradyne, Inc.*	17,177	244,257
Texas Instruments, Inc.	94,415	2,601,133
Total System Services, Inc.	12,994	307,958
VeriSign, Inc.*	12,816	624,011
Visa, Inc. Cl A	42,470	5,702,872
Western Digital Corp.	18,966	734,553
Western Union Co.	50,231	915,209
Xerox Corp.	108,133	793,696
Xilinx, Inc.	21,502	718,382
Yahoo!, Inc.*	85,413	1,364,473
		211,567,151

MATERIALS (3.4%)
Air Products & Chemicals, Inc.	17,473	1,445,017
Airgas, Inc.	5,453	448,782
Alcoa, Inc.	93,724	829,457
Allegheny Technologies, Inc.	9,659	308,122
Ball Corp.	12,785	540,933
Bemis Co., Inc.	8,335	262,302
CF Industries Hldgs., Inc.	5,211	1,158,093
Cliffs Natural Resources, Inc.	12,795	500,668
Dow Chemical Co.	103,531	2,998,258
Du Pont (E.I.) de Nemours & Co.	77,101	3,875,867
Eastman Chemical Co.	12,770	728,018
Ecolab, Inc.	21,583	1,398,794
FMC Corp.	11,335	627,732
Freeport-McMoRan Copper & Gold, Inc.	81,346	3,219,675
Int’l. Flavors & Fragrances, Inc.	6,603	393,407
International Paper Co.	35,745	1,298,258
LyondellBasell Industries N.V. Cl A	28,150	1,454,229
MeadWestvaco Corp.	14,198	434,459
Monsanto Co.	42,657	3,882,640
Newmont Mining Corp.	41,135	2,303,971
Nucor Corp.	26,782	1,024,679
Owens-Illinois, Inc.*	14,017	262,959
PPG Industries, Inc.	12,609	1,448,018
Praxair, Inc.	24,318	2,526,154
Sealed Air Corp.	14,134	218,512
Sherwin-Williams Co.	6,780	1,009,610
Sigma-Aldrich Corp.	9,815	706,386
The Mosaic Co.	22,865	1,317,253
Titanium Metals Corp.	6,261	80,329
United States Steel Corp.	13,124	250,275
Vulcan Materials Co.	10,692	505,732
		37,458,589
TELECOMMUNICATION SERVICES (3.1%)
AT&T, Inc.	457,049	17,230,747
CenturyLink, Inc.	50,737	2,049,775
Crown Castle International Corp.*	23,080	1,479,428
Frontier Communications Corp.	77,808	381,259
MetroPCS Communications, Inc.*	22,921	268,405
Sprint Nextel Corp.*	232,543	1,283,637
Verizon Communications, Inc.	226,906	10,340,106
Windstream Corp.	47,252	477,718
		33,511,075
UTILITIES (3.4%)
AES Corp.*	52,780	578,997
AGL Resources, Inc.	9,560	391,100
Ameren Corp.	19,828	647,781
American Electric Power Co., Inc.	39,418	1,732,027
CenterPoint Energy, Inc.	34,884	743,029
CMS Energy Corp.	21,743	512,048
Consolidated Edison, Inc.	24,223	1,450,715
Dominion Resources, Inc.	47,046	2,490,615
DTE Energy Co.	14,091	844,615
Duke Energy Corp.	57,978	3,756,974
Edison International	26,555	1,213,298
Entergy Corp.	14,573	1,009,909
Exelon Corp.	71,007	2,526,429
FirstEnergy Corp.	33,862	1,493,314
Integrys Energy Group, Inc.	6,469	337,682
NextEra Energy, Inc.	34,247	2,408,592
NiSource, Inc.	23,407	596,410
Northeast Utilities	25,979	993,177
NRG Energy, Inc.	19,045	407,373
ONEOK, Inc.	16,658	804,748

Pepco Hldgs., Inc.	18,909	357,380
PG&E Corp.	35,531	1,516,108
Pinnacle West Capital Corp.	9,143	482,750
PPL Corp.	48,286	1,402,708
Public Svc. Enterprise Group, Inc.	41,687	1,341,488
SCANA Corp.	10,745	518,661
Sempra Energy	18,752	1,209,316
Southern Co.	71,268	3,284,742
TECO Energy, Inc.	16,667	295,673
Wisconsin Energy Corp.	19,152	721,456
Xcel Energy, Inc.	41,097	1,138,798
		37,207,913
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $799,235,664) 96.4%		1,054,070,601

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.10	12/27/12	2,500,000	2,499,368
U.S. Treasury Bill (1)	A-1+	0.06	10/11/12	2,200,000	2,199,952
U.S. Treasury Bill (1)	A-1+	0.10	11/08/12	1,000,000	999,889
					5,699,209
U.S. GOVERNMENT AGENCIES (0.9%)
FHLB	A-1+	0.12	12/21/12	10,000,000	9,997,473
COMMERCIAL PAPER (1.9%)
General Electric Capital Corp.	A-1+	0.13	12/26/12	6,000,000	5,998,071
Toyota Motor Credit Corp.	A-1+	0.10	10/23/12	5,000,000	4,999,667
United Technologies Corp.†	A-1	0.12	10/25/12	4,000,000	3,999,653
Washington Gas Light Co.	A-1	0.12	10/01/12	5,200,000	5,199,965
					20,197,356
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $35,893,804) 3.3%					35,894,038

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.1%					750,000

TOTAL INVESTMENTS (Cost: $835,879,468) 99.8%					1,090,714,639

OTHER NET ASSETS 0.2%					1,936,523

NET ASSETS 100.0%					$1,092,651,162

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.8%)
Abercrombie & Fitch Co. Cl A	921	31,240
Amazon.com, Inc.*	3,936	1,001,004
Apollo Group, Inc.*	1,098	31,897
AutoNation, Inc.*	404	17,643
AutoZone, Inc.*	382	141,214
Bed Bath & Beyond, Inc.*	2,896	182,448
Best Buy Co., Inc.	2,973	51,106
Big Lots, Inc.*	663	19,612
BorgWarner, Inc.*	1,323	91,433
Cablevision Systems Corp. Cl A	2,403	38,088
CarMax, Inc.*	2,683	75,929
Carnival Corp.	4,890	178,192
CBS Corp. Cl B	6,330	229,969
Chipotle Mexican Grill, Inc.*	341	108,281
Coach, Inc.	3,371	188,843
Comcast Corp. Cl A	28,071	1,004,100
D.R. Horton, Inc.	2,943	60,744
Darden Restaurants, Inc.	1,314	73,256
DIRECTV*	7,000	367,220
Discovery Communications, Inc. Cl A*	2,605	155,336
Disney (Walt) Co.	19,099	998,496
Dollar Tree, Inc.*	2,400	115,860
Expedia, Inc.	945	54,659
Family Dollar Stores, Inc.	1,041	69,018
Ford Motor Co.	41,710	411,261
Fossil, Inc.*	611	51,752
GameStop Corp. Cl A	1,355	28,455
Gannett Co., Inc.	2,370	42,068
Gap, Inc.	3,102	110,990
Genuine Parts Co.	1,690	103,141
Goodyear Tire & Rubber Co.*	2,806	34,205
H&R Block, Inc.	2,915	50,517
Harley-Davidson, Inc.	2,614	110,755
Harman Int’l. Industries, Inc.	738	34,066
Hasbro, Inc.	1,308	49,926
Home Depot, Inc.	16,194	977,632
International Game Technology	2,987	39,100
Interpublic Group of Cos., Inc.	4,666	51,886
Johnson Controls, Inc.	7,563	207,226
Kohl’s Corp.	2,343	120,008
Leggett & Platt, Inc.	1,520	38,076
Lennar Corp. Cl A	1,738	60,430
Limited Brands, Inc.	2,500	123,150
Lowe’s Cos., Inc.	12,137	367,023
Macy’s, Inc.	4,379	164,738
Marriott International, Inc. Cl A	2,799	109,441
Mattel, Inc.	3,710	131,631
McDonald’s Corp.	10,689	980,716
McGraw-Hill Cos., Inc.	2,971	162,187
Netflix, Inc.*	627	34,134
Newell Rubbermaid, Inc.	3,176	60,630
News Corp. Cl A	21,651	531,099
NIKE, Inc. Cl B	3,972	376,983
Nordstrom, Inc.	1,666	91,930
O’Reilly Automotive, Inc.*	1,222	102,184

Omnicom Group, Inc.	2,879	148,441
Penney (J.C.) Co., Inc.	1,705	41,414
Priceline.com, Inc.*	539	333,495
Pulte Homes, Inc.*	3,529	54,700
Ralph Lauren Corp.	684	103,441
Ross Stores, Inc.	2,476	159,950
Scripps Networks Interactive, Inc. Cl A	942	57,679
Staples, Inc.	7,305	84,154
Starbucks Corp.	8,055	408,791
Starwood Hotels & Resorts	2,207	127,918
Target Corp.	6,975	442,703
Tiffany & Co.	1,317	81,496
Time Warner Cable, Inc.	3,239	307,899
Time Warner, Inc.	9,869	447,362
TJX Cos., Inc.	8,187	366,696
TripAdvisor, Inc.*	1,228	40,438
Urban Outfitters, Inc.*	1,197	44,959
V.F. Corp.	974	155,217
Viacom, Inc. Cl B	4,897	262,430
Washington Post Co. Cl B	49	17,788
Whirlpool Corp.	815	67,572
Wyndham Worldwide Corp.	1,543	80,977
Wynn Resorts Ltd.	855	98,701
Yum! Brands, Inc.	4,761	315,845
		15,292,994
CONSUMER STAPLES (5.6%)
Altria Group, Inc.	21,374	713,678
Archer-Daniels-Midland Co.	7,144	194,174
Avon Products, Inc.	4,683	74,694
Beam, Inc.	1,742	100,235
Brown-Forman Corp. Cl B	1,619	105,640
Campbell Soup Co.	1,910	66,506
Clorox Co.	1,381	99,501
Coca-Cola Co.	41,596	1,577,736
Coca-Cola Enterprises, Inc.	2,967	92,778
Colgate-Palmolive Co.	4,683	502,111
ConAgra Foods, Inc.	4,073	112,374
Constellation Brands, Inc. Cl A*	1,507	48,751
Costco Wholesale Corp.	4,625	463,078
CVS Caremark Corp.	13,482	652,798
Dean Foods Co.*	2,033	33,240
Dr. Pepper Snapple Group, Inc.	2,274	101,261
Estee Lauder Cos., Inc. Cl A	2,560	157,619
General Mills, Inc.	6,767	269,665
Heinz (H.J.) Co.	3,445	192,748
Hershey Co.	1,603	113,637
Hormel Foods Corp.	1,428	41,755
J.M. Smucker Co.	1,177	101,610
Kellogg Co.	2,606	134,626
Kimberly-Clark Corp.	4,138	354,958
Kraft Foods, Inc. Cl A*	18,323	757,656
Kroger Co.	5,904	138,980
Lorillard, Inc.	1,336	155,577
McCormick & Co., Inc.	1,418	87,973
Mead Johnson Nutrition Co.	2,161	158,358
Molson Coors Brewing Co. Cl B	1,687	75,999
Monster Beverage Corp.*	1,638	88,714
PepsiCo, Inc.	16,709	1,182,496
Philip Morris Int’l., Inc.	17,658	1,588,161
Proctor & Gamble Co.	29,521	2,047,582

Reynolds American, Inc.	3,531	153,034
Safeway, Inc.	2,708	43,572
Sysco Corp.	6,239	195,094
Tyson Foods, Inc. Cl A	3,138	50,271
Wal-Mart Stores, Inc.	18,062	1,332,976
Walgreen Co.	9,458	344,650
Whole Foods Market, Inc.	1,822	177,463
		14,883,729
ENERGY (6.1%)
Alpha Natural Resources, Inc.*	2,853	18,744
Anadarko Petroleum Corp.	5,648	394,908
Apache Corp.	4,422	382,370
Baker Hughes, Inc.	5,077	229,633
Cabot Oil & Gas Corp.	2,320	104,168
Cameron International Corp.*	2,726	152,847
Chesapeake Energy Corp.	5,960	112,465
Chevron Corp.	21,134	2,463,384
ConocoPhillips	13,325	761,924
CONSOL Energy, Inc.	2,601	78,160
Denbury Resources, Inc.*	4,307	69,601
Devon Energy Corp.	4,248	257,004
Diamond Offshore Drilling, Inc.	753	49,555
Ensco PLC Cl A	2,503	136,564
EOG Resources, Inc.	3,030	339,512
EQT Corp.	1,662	98,058
Exxon Mobil Corp.	50,062	4,578,175
FMC Technologies, Inc.*	2,648	122,602
Halliburton Co.	10,385	349,871
Helmerich & Payne, Inc.	1,207	57,465
Hess Corp.	3,208	172,334
Kinder Morgan, Inc.	6,264	222,497
Marathon Oil Corp.	7,727	228,487
Marathon Petroleum Corp.	3,775	206,077
Murphy Oil Corp.	2,037	109,367
Nabors Industries Ltd.*	3,429	48,109
National Oilwell Varco, Inc.	4,802	384,688
Newfield Exploration Co.*	1,572	49,235
Noble Drilling Corp.	2,808	100,470
Noble Energy, Inc.	1,998	185,235
Occidental Petroleum Corp.	9,242	795,367
Peabody Energy Corp.	3,103	69,166
Phillips 66	6,809	315,733
Pioneer Natural Resources Co.	1,415	147,726
QEP Resources, Inc.	2,011	63,668
Range Resources Corp.	1,780	124,369
Rowan Companies PLC Cl A*	1,386	46,805
Schlumberger Ltd.	14,908	1,078,296
Southwestern Energy Co.*	3,947	137,277
Spectra Energy Corp.	7,012	205,872
Sunoco, Inc.	1,139	53,339
Tesoro Corp.	1,496	62,682
Valero Energy Corp.	6,268	198,570
Williams Cos., Inc.	6,917	241,887
WPX Energy, Inc.*	2,200	36,498
		16,040,764
FINANCIALS (7.8%)
ACE Ltd.	3,708	280,325
Aflac, Inc.	5,196	248,784
Allstate Corp.	5,203	206,091
American Express Co.	10,852	617,045

American Int’l. Group, Inc.*	13,161	431,549
American Tower Corp.	4,286	305,978
Ameriprise Financial, Inc.	2,325	131,804
Aon PLC*	3,515	183,799
Apartment Investment & Management Co. Cl A	1,639	42,598
Assurant, Inc.	896	33,421
AvalonBay Communities, Inc.	1,066	144,965
Bank of America Corp.	121,077	1,069,110
Bank of New York Mellon Corp.	12,864	290,984
BB&T Corp.	7,671	254,370
Berkshire Hathaway, Inc. Cl B*	19,660	1,734,012
BlackRock, Inc.	1,381	246,232
Boston Properties, Inc.	1,675	185,272
Capital One Financial Corp.	6,468	368,741
CBRE Group, Inc.*	3,411	62,797
Charles Schwab Corp.	12,795	163,648
Chubb Corp.	2,887	220,220
Cincinnati Financial Corp.	1,614	61,154
Citigroup, Inc.	32,652	1,068,373
CME Group, Inc.	3,366	192,872
Comerica, Inc.	2,186	67,875
Discover Financial Svcs.	5,640	224,077
E*Trade Financial Corp.*	2,961	26,086
Equity Residential	3,410	196,177
Federated Investors, Inc. Cl B	1,005	20,793
Fifth Third Bancorp	10,050	155,876
First Horizon National Corp.	2,769	26,665
Franklin Resources, Inc.	1,516	189,606
Genworth Financial, Inc. Cl A*	5,787	30,266
Goldman Sachs Group, Inc.	5,029	571,697
Hartford Financial Svcs. Group, Inc.	4,940	96,034
HCP, Inc.	4,778	212,525
Health Care REIT, Inc.	2,522	145,646
Host Hotels & Resorts, Inc.	8,108	130,133
Hudson City Bancorp, Inc.	5,172	41,169
Huntington Bancshares, Inc.	9,546	65,867
IntercontinentalExchange, Inc.*	797	106,328
Invesco Ltd.	4,857	121,376
JPMorgan Chase & Co.	41,651	1,686,033
KeyCorp	10,291	89,943
Kimco Realty Corp.	4,463	90,465
Legg Mason, Inc.	1,369	33,787
Leucadia National Corp.	2,171	49,390
Lincoln National Corp.	3,145	76,078
Loews Corp.	3,471	143,213
M&T Bank Corp.	1,303	123,993
Marsh & McLennan Cos., Inc.	5,928	201,137
MetLife, Inc.	11,942	411,521
Moody’s Corp.	1,998	88,252
Morgan Stanley	15,836	265,095
Nasdaq OMX Group, Inc.	1,318	30,703
Northern Trust Corp.	2,425	112,556
NYSE Euronext	2,782	68,576
People’s United Financial, Inc.	3,940	47,832
Plum Creek Timber Co., Inc.	1,708	74,879
PNC Financial Svcs. Grp., Inc.	5,764	363,708
Principal Financial Grp., Inc.	3,151	84,888
Progressive Corp.	5,973	123,880
ProLogis, Inc.	5,212	182,576
Prudential Financial, Inc.	5,182	282,471

Public Storage	1,634	227,404
Regions Financial Corp.	15,381	110,897
Simon Property Group, Inc.	3,424	519,797
SLM Corp.	5,196	81,681
State Street Corp.	5,186	217,605
SunTrust Banks, Inc.	6,065	171,458
T. Rowe Price Group, Inc.	2,808	177,746
Torchmark Corp.	1,045	53,661
Travelers Cos., Inc.	4,164	284,235
U.S. Bancorp	21,008	720,574
Unum Group	3,171	60,947
Ventas, Inc.	3,306	205,799
Vornado Realty Trust	1,881	152,455
Wells Fargo & Co.	54,715	1,889,309
Weyerhaeuser Co.	5,919	154,723
XL Group PLC	3,367	80,909
Zions Bancorporation	2,033	41,992
		20,754,508
HEALTH CARE (6.2%)
Abbott Laboratories	16,561	1,135,422
Aetna, Inc.	3,582	141,847
Agilent Technologies, Inc.	3,818	146,802
Alexion Pharmaceuticals, Inc.*	2,020	231,088
Allergan, Inc.	3,240	296,719
AmerisourceBergen Corp.	2,618	101,343
Amgen, Inc.	8,207	692,014
Bard (C.R.), Inc.	826	86,441
Baxter International, Inc.	5,869	353,666
Becton, Dickinson & Co.	2,151	168,983
Biogen Idec, Inc.*	2,533	378,000
Boston Scientific Corp.*	15,420	88,511
Bristol-Myers Squibb Co.	18,011	607,871
Cardinal Health, Inc.	3,676	143,254
CareFusion Corp.*	2,338	66,376
Celgene Corp.*	4,583	350,141
Cerner Corp.*	1,527	118,205
CIGNA Corp.	3,169	149,482
Coventry Health Care, Inc.	1,444	60,200
Covidien PLC	5,127	304,646
DaVita, Inc.*	905	93,767
DENTSPLY International, Inc.	1,555	59,308
Edwards Lifesciences Corp.*	1,245	133,676
Express Scripts Hldg. Co.*	8,728	546,984
Forest Laboratories, Inc.*	2,468	87,885
Gilead Sciences, Inc.*	7,498	497,342
Hospira, Inc.*	1,779	58,387
Humana, Inc.	1,785	125,218
Intuitive Surgical, Inc.*	423	209,651
Johnson & Johnson	29,476	2,031,196
Laboratory Corp. of America Hldgs.*	1,035	95,706
Life Technologies Corp.*	1,865	91,161
Lilly (Eli) & Co.	10,827	513,308
McKesson Corp.	2,562	220,409
Medtronic, Inc.	10,978	473,371
Merck & Co., Inc.	31,790	1,433,729
Mylan, Inc.*	4,333	105,725
Patterson Cos., Inc.	899	30,782
PerkinElmer, Inc.	1,237	36,454
Perrigo Co.	915	106,296
Pfizer, Inc.	78,034	1,939,149

Quest Diagnostics, Inc.	1,671	105,992
St. Jude Medical, Inc.	3,317	139,745
Stryker Corp.	3,128	174,104
Tenet Healthcare Corp.*	4,159	26,077
Thermo Fisher Scientific, Inc.	4,004	235,555
UnitedHealth Group, Inc.	10,900	603,969
Varian Medical Systems, Inc.*	1,203	72,565
Waters Corp.*	951	79,247
Watson Pharmaceuticals, Inc.*	1,340	114,114
WellPoint, Inc.	3,481	201,933
Zimmer Hldgs., Inc.	1,870	126,449
		16,390,265
INDUSTRIALS (5.2%)
3M Co.	6,925	640,009
Avery Dennison Corp.	1,137	36,179
Boeing Co.	7,457	519,156
Caterpillar, Inc.	7,184	618,111
Cintas Corp.	1,197	49,616
Cooper Industries PLC	1,718	128,953
CSX Corp.	12,095	250,971
Cummins, Inc.	2,030	187,186
Danaher Corp.	6,302	347,555
Deere & Co.	4,245	350,170
Donnelley (R.R.) & Sons Co.	2,000	21,200
Dover Corp.	2,003	119,158
Dun & Bradstreet Corp.	493	39,253
Eaton Corp.	3,614	170,798
Emerson Electric Co.	7,791	376,072
Equifax, Inc.	1,290	60,088
Expeditors Int’l. of Wash.	2,400	87,264
Fastenal Co.	2,919	125,488
FedEx Corp.	3,358	284,154
Flowserve Corp.	560	71,534
Fluor Corp.	1,836	103,330
General Dynamics Corp.	3,593	237,569
General Electric Co.	111,680	2,536,258
Grainger (W.W.), Inc.	655	136,482
Honeywell International, Inc.	8,465	505,784
Illinois Tool Works, Inc.	4,695	279,212
Ingersoll-Rand PLC	3,053	136,835
Iron Mountain, Inc.	1,610	54,917
Jacobs Engineering Group, Inc.*	1,419	57,370
Joy Global, Inc.	1,178	66,039
L-3 Communications Hldgs., Inc.	1,053	75,511
Lockheed Martin Corp.	2,946	275,097
Masco Corp.	3,798	57,160
Norfolk Southern Corp.	3,928	249,939
Northrop Grumman Corp.	2,646	175,774
PACCAR, Inc.	3,959	158,459
Pall Corp.	1,246	79,109
Parker Hannifin Corp.	1,632	136,403
Pitney Bowes, Inc.	2,306	31,869
Precision Castparts Corp.	1,559	254,647
Quanta Services, Inc.*	2,387	58,959
Raytheon Co.	3,555	203,204
Republic Services, Inc.	3,294	90,618
Robert Half Int’l., Inc.	1,569	41,782
Robinson (C.H.) Worldwide, Inc.	1,741	101,936
Rockwell Automation, Inc.	1,498	104,186
Rockwell Collins, Inc.	1,545	82,874

Roper Industries, Inc.	1,025	112,637
Ryder System, Inc.	592	23,124
Snap-on, Inc.	640	45,997
Southwest Airlines Co.	8,187	71,800
Stanley Black & Decker, Inc.	1,809	137,936
Stericycle, Inc.*	944	85,451
Textron, Inc.	3,120	81,650
Tyco International Ltd.	4,904	275,899
Union Pacific Corp.	5,444	646,203
United Parcel Service, Inc. Cl B	7,946	568,695
United Technologies Corp.	9,223	722,069
Waste Management, Inc.	4,911	157,545
Xylem, Inc.	2,003	50,375
		13,753,619
INFORMATION TECHNOLOGY (10.5%)
Accenture Ltd. Cl A	6,913	484,117
Adobe Systems, Inc.*	5,254	170,545
Advanced Micro Devices, Inc.*	7,043	23,735
Akamai Technologies, Inc.*	1,918	73,383
Altera Corp.	3,562	121,055
Amphenol Corp. Cl A	1,770	104,218
Analog Devices, Inc.	3,316	129,954
Apple, Inc.	9,950	6,639,242
Applied Materials, Inc.	14,031	156,656
Autodesk, Inc.*	2,431	81,122
Automatic Data Processing, Inc.	5,191	304,504
BMC Software, Inc.*	1,597	66,260
Broadcom Corp. Cl A	5,535	191,400
CA, Inc.	3,758	96,825
Cisco Systems, Inc.	58,760	1,121,728
Citrix Systems, Inc.*	2,024	154,978
Cognizant Technology Solutions*	3,318	231,995
Computer Sciences Corp.	1,756	56,561
Corning, Inc.	15,964	209,927
Dell, Inc.	16,388	161,586
eBay, Inc.*	12,592	609,579
Electronic Arts, Inc.*	3,767	47,803
EMC Corp.*	22,584	615,866
F5 Networks, Inc.*	816	85,435
Fidelity Nat’l. Information Svcs., Inc.	2,635	82,265
First Solar, Inc.*	753	16,675
Fiserv, Inc.*	1,421	105,197
FLIR Systems, Inc.	1,634	32,639
Google, Inc. Cl A*	2,772	2,091,479
Harris Corp.	1,210	61,976
Hewlett-Packard Co.	21,995	375,235
Int’l. Business Machines Corp.	11,611	2,408,707
Intel Corp.	54,721	1,241,072
Intuit, Inc.	3,069	180,703
Jabil Circuit, Inc.	2,133	39,930
JDS Uniphase Corp.*	2,545	31,520
Juniper Networks, Inc.*	5,932	101,497
KLA-Tencor Corp.	1,979	94,408
Lam Research Corp.*	2,063	65,572
Linear Technology Corp.	2,534	80,708
LSI Corp.*	6,419	44,355
MasterCard, Inc. Cl A	1,146	517,396
Microchip Technology, Inc.	2,105	68,918
Micron Technology, Inc.*	11,590	69,366
Microsoft Corp.	81,624	2,430,768

Molex, Inc.	1,508	39,630
Motorola Solutions, Inc.	3,038	153,571
NetApp, Inc.*	3,940	129,547
NVIDIA Corp.*	6,826	91,059
Oracle Corp.	41,769	1,315,306
Paychex, Inc.	3,475	115,683
QUALCOMM, Inc.	18,507	1,156,502
Red Hat, Inc.*	2,159	122,933
SAIC, Inc.	3,158	38,022
Salesforce.com, inc.*	1,412	215,598
SanDisk Corp.*	2,605	113,135
Seagate Technology PLC	3,827	118,637
Symantec Corp.*	7,729	139,122
TE Connectivity Ltd.	4,791	162,942
Teradata Corp.*	1,769	133,400
Teradyne, Inc.*	2,266	32,223
Texas Instruments, Inc.	12,482	343,879
Total System Services, Inc.	1,717	40,693
VeriSign, Inc.*	1,694	82,481
Visa, Inc. Cl A	5,607	752,908
Western Digital Corp.	2,512	97,290
Western Union Co.	6,641	120,999
Xerox Corp.	14,296	104,933
Xilinx, Inc.	2,843	94,985
Yahoo!, Inc.*	11,299	180,502
		27,974,840
MATERIALS (1.9%)
Air Products & Chemicals, Inc.	2,311	191,120
Airgas, Inc.	721	59,338
Alcoa, Inc.	12,418	109,899
Allegheny Technologies, Inc.	1,278	40,768
Ball Corp.	1,689	71,462
Bemis Co., Inc.	1,103	34,711
CF Industries Hldgs., Inc.	689	153,123
Cliffs Natural Resources, Inc.	1,688	66,051
Dow Chemical Co.	13,692	396,520
Du Pont (E.I.) de Nemours & Co.	10,197	512,603
Eastman Chemical Co.	1,688	96,233
Ecolab, Inc.	2,851	184,773
FMC Corp.	1,499	83,015
Freeport-McMoRan Copper & Gold, Inc.	10,754	425,643
Int’l. Flavors & Fragrances, Inc.	873	52,013
International Paper Co.	4,730	171,794
LyondellBasell Industries N.V. Cl A	3,725	192,434
MeadWestvaco Corp.	1,878	57,467
Monsanto Co.	5,643	513,626
Newmont Mining Corp.	5,448	305,142
Nucor Corp.	3,546	135,670
Owens-Illinois, Inc.*	1,853	34,762
PPG Industries, Inc.	1,665	191,209
Praxair, Inc.	3,216	334,078
Sealed Air Corp.	1,869	28,895
Sherwin-Williams Co.	898	133,721
Sigma-Aldrich Corp.	1,300	93,561
The Mosaic Co.	3,022	174,097
Titanium Metals Corp.	827	10,610
United States Steel Corp.	1,738	33,144
Vulcan Materials Co.	1,415	66,930
		4,954,412

TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	60,471	2,279,762
CenturyLink, Inc.	6,716	271,326
Crown Castle International Corp.*	3,054	195,761
Frontier Communications Corp.	10,287	50,406
MetroPCS Communications, Inc.*	3,033	35,516
Sprint Nextel Corp.*	30,633	169,094
Verizon Communications, Inc.	30,018	1,367,920
Windstream Corp.	6,224	62,925
		4,432,710
UTILITIES (1.9%)
AES Corp.*	6,978	76,549
AGL Resources, Inc.	1,265	51,751
Ameren Corp.	2,624	85,726
American Electric Power Co., Inc.	5,216	229,191
CenterPoint Energy, Inc.	4,616	98,321
CMS Energy Corp.	2,877	67,753
Consolidated Edison, Inc.	3,203	191,828
Dominion Resources, Inc.	6,226	329,604
DTE Energy Co.	1,866	111,848
Duke Energy Corp.	7,669	496,951
Edison International	3,513	160,509
Entergy Corp.	1,928	133,610
Exelon Corp.	9,382	333,812
FirstEnergy Corp.	4,482	197,656
Integrys Energy Group, Inc.	856	44,683
NextEra Energy, Inc.	4,532	318,736
NiSource, Inc.	3,098	78,937
Northeast Utilities	3,437	131,397
NRG Energy, Inc.	2,520	53,903
ONEOK, Inc.	2,205	106,524
Pepco Hldgs., Inc.	2,503	47,307
PG&E Corp.	4,700	200,549
Pinnacle West Capital Corp.	1,209	63,835
PPL Corp.	6,384	185,455
Public Svc. Enterprise Group, Inc.	5,516	177,505
SCANA Corp.	1,422	68,640
Sempra Energy	2,479	159,871
Southern Co.	9,420	434,168
TECO Energy, Inc.	2,206	39,134
Wisconsin Energy Corp.	2,533	95,418
Xcel Energy, Inc.	5,437	150,659
		4,921,830
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $117,849,524) 52.7%		139,399,671

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.10	12/27/12	1,500,000	1,499,674
U.S. Treasury Bill (1)	A-1+	0.06	10/11/12	300,000	299,994
					1,799,668
U.S. GOVERNMENT AGENCIES (0.7%)
FHLB	A-1+	0.13	11/14/12	1,800,000	1,799,712
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,599,317) 1.4%					3,599,380

TOTAL INDEXED ASSETS (Cost: $121,448,841) 54.1%					142,999,051

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.5%)
Abercrombie & Fitch Co. Cl A	3,487	118,279
AFC Enterprises, Inc.*	18,658	458,987
Amazon.com, Inc.*	3,603	916,315
American Axle & Mfg. Hldgs., Inc.*	26,371	297,201
ANN, Inc.*	7,337	276,825
Bally Technologies, Inc.*	3,769	186,151
Bassett Furniture Industries, Inc.	27,116	337,594
bebe stores, inc.	27,650	132,720
BorgWarner, Inc.*	2,075	143,403
Brunswick Corp.	8,342	188,779
Cinemark Hldgs., Inc.	6,932	155,485
Darden Restaurants, Inc.	5,336	297,482
Denny’s Corp.*	62,367	302,480
Discovery Communications, Inc. Cl A*	4,827	287,834
Disney (Walt) Co.	14,336	749,486
Express, Inc.*	12,687	188,021
Ford Motor Co.	26,524	261,527
Hibbett Sports, Inc.*	2,369	140,837
HSN, Inc.	6,955	341,143
Johnson Controls, Inc.	5,238	143,521
Macy’s, Inc.	10,028	377,253
Maidenform Brands, Inc.*	13,916	285,000
Monro Muffler Brake, Inc.	7,637	268,746
Pep Boys - Manny, Moe & Jack	45,912	467,384
Red Robin Gourmet Burgers, Inc.*	4,964	161,628
Rent-A-Center, Inc.	7,315	256,610
Shutterfly, Inc.*	13,975	434,902
Starbucks Corp.	21,172	1,074,479
Steiner Leisure Ltd.*	3,371	156,920
Steve Madden Ltd.*	4,981	217,769
Target Corp.	3,975	252,293
Time Warner Cable, Inc.	5,357	509,236
Time Warner, Inc.	9,015	408,650
Urban Outfitters, Inc.*	6,460	242,638
Viacom, Inc. Cl B	6,401	343,030
WMS Industries, Inc.*	6,174	101,130
Wolverine World Wide, Inc.	8,363	371,066
		11,852,804
CONSUMER STAPLES (3.4%)
Avon Products, Inc.	18,684	298,010
Colgate-Palmolive Co.	4,525	485,171
Constellation Brands, Inc. Cl A*	12,920	417,962
Darling International, Inc.*	10,218	186,887
Estee Lauder Cos., Inc. Cl A	5,271	324,535
Farmer Brothers Co.*	11,990	114,025
Hain Celestial Group, Inc.*	4,110	258,930
J.M. Smucker Co.	5,816	502,095
Kraft Foods, Inc. Cl A*	13,240	547,474
PepsiCo, Inc.	9,829	695,598
Philip Morris Int’l., Inc.	13,570	1,220,486
Post Hldgs., Inc.*	2,669	80,230
Prestige Brands Hldgs., Inc.*	17,149	290,847
Proctor & Gamble Co.	13,709	950,856
Susser Hldgs. Corp.*	7,012	253,624
The Pantry, Inc.*	17,262	251,162

TreeHouse Foods, Inc.*	2,367	124,268
Tyson Foods, Inc. Cl A	24,583	393,820
Vector Group Ltd.	10,747	178,289
Wal-Mart Stores, Inc.	17,613	1,299,839
		8,874,108
ENERGY (3.9%)
Anadarko Petroleum Corp.	6,989	488,671
Apache Corp.	4,731	409,090
Berry Petroleum Co. Cl A	5,426	220,458
Chevron Corp.	6,326	737,359
Endeavour International Corp.*	24,122	233,260
Energy XXI (Bermuda) Ltd.	24,957	872,247
EOG Resources, Inc.	3,423	383,547
Exxon Mobil Corp.	25,539	2,335,542
Gasco Energy, Inc.*	305,816	44,343
Halliburton Co.	15,737	530,180
Hess Corp.	4,574	245,715
Lufkin Industries, Inc.	2,283	122,871
McMoRan Exploration Co.*	116,621	1,370,297
National Oilwell Varco, Inc.	7,079	567,099
Noble Energy, Inc.	6,057	561,544
Occidental Petroleum Corp.	7,449	641,061
Range Resources Corp.	3,971	277,454
Saratoga Resources, Inc.*	45,146	247,400
Steel Excel, Inc.*	2,924	73,831
		10,361,969
FINANCIALS (8.3%)
American Assets Trust, Inc.	5,711	152,998
American Int’l. Group, Inc.*	7,462	244,679
American Tower Corp.	10,902	778,294
Aon PLC*	4,615	241,318
Ashford Hospitality Trust, Inc.	15,502	130,217
Aspen Insurance Hldgs. Ltd.	5,669	172,848
Associated Estates Realty Corp.	20,331	308,218
BancFirst Corp.	3,741	160,713
Bank of America Corp.	52,718	465,500
Bank of Marin Bancorp	2,448	104,064
Banner Corp.	4,269	115,690
BB&T Corp.	14,565	482,975
Berkshire Hathaway, Inc. Cl B*	5,917	521,879
Brookline Bancorp, Inc.	25,922	228,632
Bryn Mawr Bank Corp.	7,387	165,764
Capital One Financial Corp.	14,184	808,630
Cash America Int’l., Inc.	5,631	217,188
Chesapeake Lodging Trust	19,111	379,735
Citigroup, Inc.	13,874	453,957
Colonial Properties Trust	24,347	512,504
Dime Community Bancshares	12,281	177,338
EastGroup Properties, Inc.	5,045	268,394
Ellington Financial LLC	20,630	470,777
Equity Lifestyle Properties, Inc.	5,783	393,938
FelCor Lodging Trust, Inc.*	46,512	220,467
First Interstate BancSytem, Inc.	11,319	169,332
Flushing Financial Corp.	3,420	54,036
Forest City Enterprises, Inc. Cl A*	19,052	301,974
Franklin Resources, Inc.	1,841	230,254
Glacier Bancorp, Inc.	13,777	214,646
Goldman Sachs Group, Inc.	4,870	553,622
Highwoods Properties, Inc.	8,543	278,673
IBERIABANK Corp.	3,130	143,354

Investors Bancorp, Inc.	12,881	234,949
iShares Russell 2000 Growth Index Fund	4,400	420,684
iShares Russell 2000 Index Fund	4,280	357,209
Janus Capital Group, Inc.	23,081	217,885
JPMorgan Chase & Co.	31,400	1,271,072
Marlin Business Svcs. Corp.	14,497	307,481
MB Financial, Inc.	9,110	179,923
Meadowbrook Insurance Group, Inc.	28,411	218,481
MetLife, Inc.	14,386	495,742
Mid-America Apt. Communities, Inc.	1,674	109,329
National Bank Hldgs. Corp. Cl A*	16,887	328,621
National Retail Pptys., Inc.	7,624	232,532
Northwest Bancshares, Inc.	30,594	374,165
Pennsylvania REIT	11,247	178,377
PHH Corp.*	10,401	211,660
PNC Financial Svcs. Grp., Inc.	6,213	392,040
ProAssurance Corp.	6,709	606,762
Prosperity Bancshares, Inc.	4,824	205,599
PS Business Parks, Inc.	2,356	157,428
S.Y. Bancorp, Inc.	13,693	323,977
Sabra Health Care REIT, Inc.	4,190	83,842
SeaBright Hldgs., Inc.	42,287	465,157
Select Income REIT	8,950	220,349
Signature Bank*	8,626	578,632
Simon Property Group, Inc.	5,117	776,812
Starwood Property Trust, Inc.	7,655	178,132
Stifel Financial Corp.*	5,969	200,558
SVB Financial Group*	4,813	290,994
Symetra Financial Corp.	26,998	332,075
Terreno Realty Corp.	6,610	104,438
UMB Financial Corp.	4,318	210,200
Urstadt Biddle Pptys., Inc. Cl A	6,621	133,943
Wells Fargo & Co.	38,762	1,338,452
West Coast Bancorp	7,430	167,324
Westamerica Bancorporation	3,566	167,780
		22,195,212
HEALTH CARE (5.6%)
Abbott Laboratories	4,072	279,176
Abiomed, Inc.*	6,082	127,661
Acorda Therapeutics, Inc.*	2,212	56,649
Alnylam Pharmaceuticals, Inc.*	9,145	171,835
AmerisourceBergen Corp.	2,217	85,820
BioScrip, Inc.*	21,027	191,556
BioSpecifics Technologies Corp.*	4,179	81,156
Bruker Corp.*	7,980	104,458
Cantel Medical Corp.	6,113	165,540
Capital Senior Living Corp.*	13,952	201,885
Cardinal Health, Inc.	2,075	80,863
Celgene Corp.*	6,636	506,990
Cepheid, Inc.*	2,377	82,030
Computer Programs & Systems, Inc.	5,590	310,524
Conceptus, Inc.*	26,630	540,855
Covidien PLC	5,466	324,790
Cubist Pharmaceuticals, Inc.*	6,635	316,357
Cyberonics, Inc.*	5,992	314,101
DexCom, Inc.*	15,213	228,651
Emergent Biosolutions, Inc.*	7,790	110,696
Endologix, Inc.*	6,981	96,477
Express Scripts Hldg. Co.*	5,054	316,734
Forest Laboratories, Inc.*	16,214	577,381

Gilead Sciences, Inc.*	9,727	645,192
Halozyme Therapeutics, Inc.*	4,827	36,492
Harvard Bioscience, Inc.*	26,040	110,149
HeartWare International, Inc.*	1,537	145,231
HMS Hldgs. Corp.*	9,124	305,015
Impax Laboratories, Inc.*	8,678	225,281
Insulet Corp.*	6,978	150,585
IPC The Hospitalist Co.*	2,991	136,689
Ironwood Pharmaceuticals, Inc.*	5,543	70,840
MAP Pharmaceuticals, Inc.*	3,892	60,598
McKesson Corp.	5,538	476,434
Medicines Co.*	8,847	228,342
Merck & Co., Inc.	21,999	992,155
MWI Veterinary Supply, Inc.*	1,368	145,938
Mylan, Inc.*	21,436	523,038
Neogen Corp.*	4,684	200,007
NPS Pharmaceuticals Inc*	22,100	204,425
NxStage Medical, Inc.*	10,232	135,165
Omeros Corp.*	6,259	58,835
OraSure Technologies, Inc.*	5,518	61,360
Orexigen Therapeutics, Inc.*	7,780	44,424
OSI Pharmaceuticals, Inc. - rights*	1,570	16
PAREXEL International Corp.*	10,380	319,289
Pfizer, Inc.	51,541	1,280,794
Pharmacyclics, Inc.*	3,162	203,949
Progenics Pharmaceuticals, Inc*	7,087	20,340
QLT, Inc.*	64,611	503,320
Quest Diagnostics, Inc.	1,455	92,291
Questcor Pharmaceuticals, Inc.*	10,488	194,028
Salix Pharmaceuticals Ltd.*	4,857	205,645
Seattle Genetics, Inc.*	7,093	191,156
St. Jude Medical, Inc.	5,322	224,216
Stryker Corp.	7,002	389,731
Synageva BioPharma Corp.*	1,262	67,429
The Advisory Board Co.*	5,611	268,374
UnitedHealth Group, Inc.	4,715	261,258
Vascular Solutions, Inc.*	10,038	148,663
VIVUS, Inc.*	3,935	70,122
WellCare Health Plans, Inc.*	2,873	162,468
		14,831,469
INDUSTRIALS (5.1%)
Actuant Corp. Cl A	11,394	326,096
Alaska Air Group, Inc.*	7,856	275,431
Astronics Corp.*	10,547	324,848
AZZ, Inc.	21,339	810,455
Boeing Co.	10,566	735,605
Caterpillar, Inc.	7,729	665,003
CIRCOR International, Inc.	3,335	125,896
Cummins, Inc.	5,365	494,707
Encore Wire Corp.	13,981	409,084
EnPro Industries, Inc.*	4,994	179,834
Expeditors Int’l. of Wash.	9,856	358,364
FedEx Corp.	5,376	454,917
General Electric Co.	62,144	1,411,290
Genesee & Wyoming, Inc. Cl A*	11,610	776,245
Healthcare Svcs. Group, Inc.	12,586	287,842
Hub Group, Inc. Cl A*	3,720	110,410
Insperity, Inc.	6,220	156,931
Kaydon Corp.	2,520	56,297
Miller Industries, Inc.	18,090	290,345

Mueller Industries, Inc.	13,393	608,980
Old Dominion Freight Line, Inc.*	29,601	892,766
On Assignment, Inc.*	15,358	305,931
Precision Castparts Corp.	4,211	687,825
Raven Industries, Inc.	14,000	412,020
Rexnord Corp.*	7,367	134,227
Robbins & Myers, Inc.	5,262	313,615
Roper Industries, Inc.	5,584	613,626
Smith (A.O.) Corp.	4,985	286,837
Sun Hydraulics Corp.	8,804	233,922
Teledyne Technologies, Inc.*	4,513	286,079
Union Pacific Corp.	3,758	446,075
		13,471,503
INFORMATION TECHNOLOGY (7.3%)
Adtran, Inc.	9,159	158,268
Altera Corp.	4,087	138,897
Apple, Inc.	5,154	3,439,058
Automatic Data Processing, Inc.	6,413	376,187
Brightcove, Inc.*	11,596	135,441
Broadcom Corp. Cl A	8,910	308,108
Cavium, Inc.*	7,061	235,343
Cirrus Logic, Inc.*	14,437	554,236
Cisco Systems, Inc.	14,262	272,262
Coherent, Inc.*	1,387	63,608
CommVault Systems, Inc.*	13,379	785,347
comScore, Inc.*	10,800	164,700
EMC Corp.*	15,865	432,639
Emulex Corp.*	14,520	104,689
Finisar Corp.*	14,221	203,360
Google, Inc. Cl A*	1,426	1,075,917
Harris Corp.	2,288	117,191
Heartland Payment Systems, Inc.	7,967	252,395
iGATE Corp.*	13,471	244,768
Imperva, Inc.*	6,905	255,416
Informatica Corp.*	10,040	349,492
Int’l. Business Machines Corp.	5,392	1,118,570
Jive Software, Inc.*	10,623	166,887
KLA-Tencor Corp.	4,135	197,260
Littelfuse, Inc.	1,482	83,792
LogMeIn, Inc.*	18,713	419,733
Mercury Computer Systems, Inc.*	10,914	115,907
Microsemi Corp.*	12,375	248,367
Microsoft Corp.	32,624	971,543
MKS Instruments, Inc.	4,484	114,297
Nanometrics, Inc.*	15,309	211,417
NetApp, Inc.*	1,895	62,308
Oracle Corp.	20,533	646,584
Parametric Technology Corp.*	16,385	357,193
Plantronics, Inc.	4,382	154,816
Plexus Corp.*	9,448	286,180
QLIK Technologies, Inc.*	3,432	76,911
QUALCOMM, Inc.	11,609	725,446
Responsys, Inc.*	25,348	259,310
Richardson Electronics Ltd.	36,554	433,896
Salesforce.com, inc.*	4,512	688,937
Semtech Corp.*	7,126	179,219
Sourcefire, Inc.*	7,698	377,433
Stratasys, Inc.*	2,426	131,974
Super Micro Computer, Inc.*	10,764	129,491
Take-Two Interactive Software, Inc.*	7,302	76,160

Teradyne, Inc.*	6,461	91,875
Texas Instruments, Inc.	9,413	259,328
TIBCO Software, Inc.*	22,241	672,345
TTM Technologies, Inc.*	13,812	130,247
Wright Express Corp.*	2,453	171,023
Yahoo!, Inc.*	11,157	178,233
		19,404,004
MATERIALS (2.6%)
Allied Nevada Gold Corp.*	5,721	223,462
Ball Corp.	8,507	359,931
Boise, Inc.	61,890	542,156
Buckeye Technologies, Inc.	6,395	205,024
CF Industries Hldgs., Inc.	1,561	346,917
Commercial Metals Co.	13,109	173,039
Copper Mountain Mining Corp.*	26,862	90,713
Crown Hldgs., Inc.*	13,106	481,646
CVR Partners LP	7,809	205,064
Dow Chemical Co.	11,438	331,244
Eastman Chemical Co.	12,320	702,363
FMC Corp.	4,888	270,697
Freeport-McMoRan Copper & Gold, Inc.	11,668	461,819
Innophos Hldgs., Inc.	14,575	706,742
Kaiser Aluminum Corp.	7,910	461,865
McEwen Mining, Inc.*	58,156	266,936
Silgan Hldgs., Inc.	19,747	859,192
TPC Group, Inc.*	4,833	197,235
		6,886,045
TELECOMMUNICATION SERVICES (0.8%)
AT&T, Inc.	32,277	1,216,843
CenturyLink, Inc.	7,061	285,264
Consolidated Comms. Hldgs., Inc.	19,627	337,388
Frontier Communications Corp.	65,538	321,136
		2,160,631
UTILITIES (1.4%)
Ameren Corp.	3,142	102,649
Avista Corp.	13,157	338,661
Black Hills Corp.	6,288	223,664
Dominion Resources, Inc.	9,776	517,541
Edison International	5,654	258,331
Idacorp, Inc.	6,994	302,630
Northwest Natural Gas Co.	9,566	471,030
PNM Resources, Inc.	14,581	306,638
PPL Corp.	6,269	182,114
Public Svc. Enterprise Group, Inc.	11,013	354,398
Sempra Energy	5,142	331,608
UNS Energy Corp.	8,369	350,326
		3,739,590
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $92,341,337) 42.9%		113,777,335

ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	191,208
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.1%		191,208

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.1%)
FHLB	A-1+	0.12	12/21/12	1,000,000	999,705
FHLB	A-1+	0.12	12/26/12	2,000,000	1,999,405
					2,999,110
COMMERCIAL PAPER (0.8%)
Toyota Motor Credit Corp.	A-1+	0.13	10/02/12	2,100,000	2,099,977
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $5,099,114) 1.9%					5,099,087

TOTAL ACTIVE ASSETS (Cost: $97,496,051) 44.9%					119,067,630

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,440,500) 0.5%					1,440,500

TOTAL INVESTMENTS (Cost: $220,385,392) 99.5%					263,507,181

OTHER NET ASSETS 0.5%					1,291,800

NET ASSETS 100.0%					$264,798,981

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
Bassett Furniture Industries, Inc.	250,937	3,124,166
bebe stores, inc.	275,280	1,321,344
Pep Boys - Manny, Moe & Jack	274,091	2,790,246
Rent-A-Center, Inc.	73,658	2,583,923
Shutterfly, Inc.*	63,722	1,983,029
Wolverine World Wide, Inc.	84,192	3,735,599
		15,538,307
CONSUMER STAPLES (2.6%)
Farmer Brothers Co.*	118,910	1,130,834
Prestige Brands Hldgs., Inc.*	170,630	2,893,885
The Pantry, Inc.*	172,820	2,514,531
Vector Group Ltd.	64,717	1,073,651
		7,612,901
ENERGY (5.4%)
Endeavour International Corp.*	79,992	773,523
Energy XXI (Bermuda) Ltd.	144,958	5,066,282
Gasco Energy, Inc.*	2,236,626	324,311
McMoRan Exploration Co.*	681,706	8,010,041
Saratoga Resources, Inc.*	189,470	1,038,296
Steel Excel, Inc.*	27,916	704,879
		15,917,332
FINANCIALS (36.0%)
Ashford Hospitality Trust, Inc.	148,330	1,245,972
Aspen Insurance Hldgs. Ltd.	56,483	1,722,167
Associated Estates Realty Corp.	102,796	1,558,387
BancFirst Corp.	38,241	1,642,833
Bank of Marin Bancorp	25,013	1,063,303
Banner Corp.	42,279	1,145,761
Brookline Bancorp, Inc.	266,743	2,352,673
Bryn Mawr Bank Corp.	75,431	1,692,672
Cash America Int’l., Inc.	53,763	2,073,639
Chesapeake Lodging Trust	120,188	2,388,136
Colonial Properties Trust	140,135	2,949,842
Dime Community Bancshares	125,352	1,810,083
EastGroup Properties, Inc.	51,570	2,743,524
Ellington Financial LLC	201,248	4,592,479
Equity Lifestyle Properties, Inc.	55,306	3,767,445
FelCor Lodging Trust, Inc.*	462,527	2,192,378
First Interstate BancSytem, Inc.	115,823	1,732,712
Flushing Financial Corp.	34,959	552,352
Forest City Enterprises, Inc. Cl A*	193,991	3,074,757
Glacier Bancorp, Inc.	143,562	2,236,696
Highwoods Properties, Inc.	86,575	2,824,077
IBERIABANK Corp.	31,925	1,462,165
Investors Bancorp, Inc.	131,530	2,399,107
iShares Russell 2000 Index Fund	42,410	3,539,539
Janus Capital Group, Inc.	221,130	2,087,467
Marlin Business Svcs. Corp.	129,133	2,738,911
MB Financial, Inc.	93,200	1,840,700
Meadowbrook Insurance Group, Inc.	270,752	2,082,083
Mid-America Apt. Communities, Inc.	16,381	1,069,843
National Bank Hldgs. Corp. Cl A*	98,458	1,915,993
National Retail Pptys., Inc.	76,962	2,347,341
Northwest Bancshares, Inc.	157,061	1,920,856
Pennsylvania REIT	111,798	1,773,116
PHH Corp.*	104,995	2,136,648

ProAssurance Corp.	49,226	4,451,999
Prosperity Bancshares, Inc.	49,252	2,099,120
S.Y. Bancorp, Inc.	88,905	2,103,492
SeaBright Hldgs., Inc.	421,334	4,634,674
Select Income REIT	88,719	2,184,262
Signature Bank*	51,071	3,425,843
SVB Financial Group*	47,850	2,893,011
Symetra Financial Corp.	257,477	3,166,967
Terreno Realty Corp.	65,800	1,039,640
UMB Financial Corp.	44,108	2,147,177
Urstadt Biddle Pptys., Inc. Cl A	67,873	1,373,071
West Coast Bancorp	73,700	1,659,724
Westamerica Bancorporation	35,464	1,668,581
		105,523,218
HEALTH CARE (5.7%)
Capital Senior Living Corp.*	136,096	1,969,309
Computer Programs & Systems, Inc.	44,581	2,476,475
Conceptus, Inc.*	198,804	4,037,709
Harvard Bioscience, Inc.*	253,950	1,074,209
Medicines Co.*	27,655	713,776
NPS Pharmaceuticals Inc*	219,790	2,033,058
PAREXEL International Corp.*	26,070	801,913
QLT, Inc.*	462,866	3,605,726
		16,712,175
INDUSTRIALS (12.0%)
Actuant Corp. Cl A	116,737	3,341,013
Alaska Air Group, Inc.*	80,066	2,807,114
AZZ, Inc.	104,766	3,979,013
Encore Wire Corp.	139,323	4,076,591
Genesee & Wyoming, Inc. Cl A*	64,567	4,316,950
Insperity, Inc.	59,506	1,501,336
Kaydon Corp.	25,035	559,282
Miller Industries, Inc.	181,808	2,918,018
Mueller Industries, Inc.	127,675	5,805,382
Old Dominion Freight Line, Inc.*	187,676	5,660,293
		34,964,992
INFORMATION TECHNOLOGY (8.8%)
Cirrus Logic, Inc.*	52,504	2,015,629
Coherent, Inc.*	13,532	620,578
CommVault Systems, Inc.*	43,379	2,546,347
Emulex Corp.*	144,067	1,038,723
Informatica Corp.*	23,940	833,351
LogMeIn, Inc.*	77,260	1,732,942
Microsemi Corp.*	63,951	1,283,497
MKS Instruments, Inc.	44,530	1,135,070
Parametric Technology Corp.*	59,999	1,307,978
Plexus Corp.*	40,227	1,218,476
Responsys, Inc.*	45,060	460,964
Richardson Electronics Ltd.	354,018	4,202,194
Semtech Corp.*	73,070	1,837,711
TIBCO Software, Inc.*	136,327	4,121,165
TTM Technologies, Inc.*	141,677	1,336,014
		25,690,639
MATERIALS (10.8%)
Boise, Inc.	616,526	5,400,768
Buckeye Technologies, Inc.	63,546	2,037,285
Commercial Metals Co.	133,622	1,763,810
Copper Mountain Mining Corp.*	198,900	671,685
Crown Hldgs., Inc.*	133,733	4,914,688
Innophos Hldgs., Inc.	86,374	4,188,275

Kaiser Aluminum Corp.	79,388	4,635,465
McEwen Mining, Inc.*	236,196	1,084,140
Silgan Hldgs., Inc.	156,858	6,824,892
		31,521,008
TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	107,770	1,852,566

UTILITIES (6.1%)
Avista Corp.	133,367	3,432,867
Black Hills Corp.	61,209	2,177,204
Idacorp, Inc.	70,860	3,066,112
Northwest Natural Gas Co.	47,677	2,347,615
PNM Resources, Inc.	146,738	3,085,900
UNS Energy Corp.	85,423	3,575,807
		17,685,505
TOTAL COMMON STOCKS (Cost: $213,852,204) 93.3%		273,018,643

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.5%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,463,295
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.5%		1,463,295

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.5%)
FHLB	A-1+	0.12	12/21/12	4,700,000	4,698,636
FNMA	A-1+	0.12	12/26/12	2,600,000	2,599,261
					7,297,897
COMMERCIAL PAPER (3.3%)
Toyota Motor Credit Corp.	A-1+	0.10	10/26/12	1,700,000	1,699,873
Toyota Motor Credit Corp.	A-1+	0.10	11/16/12	4,000,000	3,999,467
Unilever Capital Corp.†	A-1	0.05	10/01/12	2,000,000	1,999,994
Wal-Mart Stores, Inc.†	A-1+	0.12	10/26/12	1,793,000	1,792,839
					9,492,173
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,790,141) 5.8%					16,790,070

TOTAL INVESTMENTS (Cost: $231,067,845) 99.6%					291,272,008

OTHER NET ASSETS 0.4%					1,182,283

NET ASSETS 100.0%					$292,454,291

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.8%)
AFC Enterprises, Inc.*	188,130	4,628,098
American Axle & Mfg. Hldgs., Inc.*	270,034	3,043,283
ANN, Inc.*	75,405	2,845,031
Bally Technologies, Inc.*	38,282	1,890,748
Brunswick Corp.	86,914	1,966,864
Cinemark Hldgs., Inc.	70,709	1,586,003
Denny’s Corp.*	657,577	3,189,248
Express, Inc.*	129,732	1,922,628
Hibbett Sports, Inc.*	24,005	1,427,097
HSN, Inc.	72,230	3,542,882
Maidenform Brands, Inc.*	144,148	2,952,151
Monro Muffler Brake, Inc.	77,721	2,735,002
Pep Boys - Manny, Moe & Jack	189,733	1,931,482
Red Robin Gourmet Burgers, Inc.*	49,693	1,618,004
Shutterfly, Inc.*	74,864	2,329,768
Steiner Leisure Ltd.*	34,434	1,602,903
Steve Madden Ltd.*	50,327	2,200,296
WMS Industries, Inc.*	62,632	1,025,912
		42,437,400
CONSUMER STAPLES (3.9%)
Darling International, Inc.*	105,412	1,927,985
Hain Celestial Group, Inc.*	41,978	2,644,614
Post Hldgs., Inc.*	27,349	822,111
Susser Hldgs. Corp.*	71,186	2,574,798
TreeHouse Foods, Inc.*	24,203	1,270,658
Vector Group Ltd.	110,174	1,827,793
		11,067,959
ENERGY (5.6%)
Berry Petroleum Co. Cl A	54,811	2,226,971
Endeavour International Corp.*	163,035	1,576,548
Energy XXI (Bermuda) Ltd.	106,967	3,738,499
Lufkin Industries, Inc.	23,155	1,246,202
McMoRan Exploration Co.*	489,483	5,751,525
Saratoga Resources, Inc.*	270,149	1,480,417
		16,020,162
FINANCIALS (8.2%)
American Assets Trust, Inc.	57,625	1,543,774
Associated Estates Realty Corp.	94,199	1,428,057
Chesapeake Lodging Trust	75,386	1,497,920
Colonial Properties Trust	108,430	2,282,452
iShares Russell 2000 Growth Index Fund	35,300	3,375,033
Northwest Bancshares, Inc.	155,529	1,902,120
ProAssurance Corp.	18,914	1,710,582
PS Business Parks, Inc.	23,872	1,595,127
S.Y. Bancorp, Inc.	50,825	1,202,520
Sabra Health Care REIT, Inc.	43,065	861,731
Signature Bank*	35,368	2,372,485
Starwood Property Trust, Inc.	77,721	1,808,568
Stifel Financial Corp.*	61,860	2,078,496
		23,658,865
HEALTH CARE (21.5%)
Abiomed, Inc.*	62,000	1,301,380
Acorda Therapeutics, Inc.*	22,342	572,179
Alnylam Pharmaceuticals, Inc.*	93,166	1,750,589
BioScrip, Inc.*	214,115	1,950,588
BioSpecifics Technologies Corp.*	42,820	831,564
Bruker Corp.*	87,279	1,142,482
Cantel Medical Corp.	61,739	1,671,892
Cepheid, Inc.*	25,287	872,654
Computer Programs & Systems, Inc.	11,260	625,493

Conceptus, Inc.*	67,404	1,368,975
Cubist Pharmaceuticals, Inc.*	66,586	3,174,820
Cyberonics, Inc.*	60,521	3,172,511
DexCom, Inc.*	157,522	2,367,556
Emergent Biosolutions, Inc.*	79,286	1,126,654
Endologix, Inc.*	70,370	972,513
Halozyme Therapeutics, Inc.*	49,344	373,041
HeartWare International, Inc.*	15,590	1,473,099
HMS Hldgs. Corp.*	93,356	3,120,891
Impax Laboratories, Inc.*	87,447	2,270,124
Insulet Corp.*	71,402	1,540,855
IPC The Hospitalist Co.*	30,354	1,387,178
Ironwood Pharmaceuticals, Inc.*	57,586	735,949
MAP Pharmaceuticals, Inc.*	38,761	603,509
Medicines Co.*	61,410	1,584,992
MWI Veterinary Supply, Inc.*	14,076	1,501,628
Neogen Corp.*	47,428	2,025,176
NxStage Medical, Inc.*	103,427	1,366,271
Omeros Corp.*	63,036	592,538
OraSure Technologies, Inc.*	55,712	619,517
Orexigen Therapeutics, Inc.*	78,727	449,531
PAREXEL International Corp.*	79,738	2,452,741
Pharmacyclics, Inc.*	31,959	2,061,356
Progenics Pharmaceuticals, Inc*	72,166	207,116
QLT, Inc.*	187,484	1,460,500
Questcor Pharmaceuticals, Inc.*	106,188	1,964,478
Salix Pharmaceuticals Ltd.*	49,738	2,105,907
Seattle Genetics, Inc.*	72,740	1,960,343
Synageva BioPharma Corp.*	12,760	681,767
The Advisory Board Co.*	57,846	2,766,774
Vascular Solutions, Inc.*	102,908	1,524,067
VIVUS, Inc.*	39,661	706,759
WellCare Health Plans, Inc.*	29,049	1,642,721
		62,080,678
INDUSTRIALS (14.4%)
Astronics Corp.*	109,138	3,361,450
AZZ, Inc.	104,379	3,964,414
CIRCOR International, Inc.	34,015	1,284,066
EnPro Industries, Inc.*	51,711	1,862,113
Genesee & Wyoming, Inc. Cl A*	49,300	3,296,198
Healthcare Svcs. Group, Inc.	130,264	2,979,138
Hub Group, Inc. Cl A*	37,060	1,099,941
Old Dominion Freight Line, Inc.*	110,671	3,337,822
On Assignment, Inc.*	155,639	3,100,329
Raven Industries, Inc.	147,100	4,329,253
Rexnord Corp.*	74,986	1,366,245
Robbins & Myers, Inc.	54,577	3,252,789
Smith (A.O.) Corp.	50,926	2,930,282
Sun Hydraulics Corp.	90,052	2,392,682
Teledyne Technologies, Inc.*	45,649	2,893,690
		41,450,412
INFORMATION TECHNOLOGY (20.6%)
Adtran, Inc.	91,284	1,577,388
Brightcove, Inc.*	116,901	1,365,404
Cavium, Inc.*	71,685	2,389,261
Cirrus Logic, Inc.*	92,918	3,567,122
CommVault Systems, Inc.*	92,327	5,419,695
comScore, Inc.*	110,387	1,683,402
Finisar Corp.*	144,407	2,065,020
Heartland Payment Systems, Inc.	80,998	2,566,017
iGATE Corp.*	138,775	2,521,542
Imperva, Inc.*	70,192	2,596,402
Informatica Corp.*	77,871	2,710,690
Jive Software, Inc.*	107,330	1,686,154
Littelfuse, Inc.	14,964	846,065

LogMeIn, Inc.*	110,673	2,482,395
Mercury Computer Systems, Inc.*	111,830	1,187,635
Microsemi Corp.*	59,751	1,199,203
Nanometrics, Inc.*	157,152	2,170,269
Parametric Technology Corp.*	102,766	2,240,299
Plantronics, Inc.	45,166	1,595,715
Plexus Corp.*	57,447	1,740,070
QLIK Technologies, Inc.*	33,921	760,170
Responsys, Inc.*	216,299	2,212,739
Sourcefire, Inc.*	78,709	3,859,202
Stratasys, Inc.*	24,782	1,348,141
Super Micro Computer, Inc.*	108,619	1,306,687
Take-Two Interactive Software, Inc.*	75,031	782,573
Teradyne, Inc.*	65,823	936,003
TIBCO Software, Inc.*	87,496	2,645,004
Wright Express Corp.*	25,092	1,749,414
		59,209,681
MATERIALS (4.6%)
Allied Nevada Gold Corp.*	59,220	2,313,133
CVR Partners LP	80,851	2,123,147
Innophos Hldgs., Inc.	61,757	2,994,597
McEwen Mining, Inc.*	360,273	1,653,653
Silgan Hldgs., Inc.	45,870	1,995,804
TPC Group, Inc.*	50,156	2,046,866
		13,127,200
TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	91,277	1,569,052

UTILITIES (0.8%)
Northwest Natural Gas Co.	48,520	2,389,125

TOTAL COMMON STOCKS (Cost: $229,006,597) 95.0%		273,010,534

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.9%)
FNMA	A-1+	0.13	12/26/12	8,300,000	8,297,464
COMMERCIAL PAPER (3.2%)
General Electric Capital Corp.	A-1+	0.13	12/26/12	3,000,000	2,999,047
Toyota Motor Credit Corp.	A-1+	0.11	11/26/12	5,000,000	4,999,114
Washington Gas Light Co.	A-1	0.12	10/01/12	1,300,000	1,299,991
					9,298,152
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,595,616) 6.1%					17,595,616

TOTAL INVESTMENTS (Cost: $246,602,213) 101.1%					290,606,150

OTHER NET ASSETS -1.1%					(3,102,494)

NET ASSETS 100.0%					$287,503,656

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.2%)
CBS Corp. Cl B	19,076	693,031
Discovery Communications, Inc. Cl A*	5,799	345,794
Lamar Advertising Co. Cl A*	9,387	347,882
Newell Rubbermaid, Inc.	25,777	492,083
Penney (J.C.) Co., Inc.	5,658	137,433
Rent-A-Center, Inc.	10,250	359,570
Shutterfly, Inc.*	10,066	313,254
V.F. Corp.	6,253	996,478
		3,685,525
CONSUMER STAPLES (5.8%)
ConAgra Foods, Inc.	31,403	866,409
Dr. Pepper Snapple Group, Inc.	17,601	783,773
J.M. Smucker Co.	6,775	584,886
Ralcorp Hldgs., Inc.*	6,101	445,373
Vector Group Ltd.	17,220	285,680
		2,966,121
ENERGY (8.9%)
Atwood Oceanics, Inc.*	6,236	283,426
Energy XXI (Bermuda) Ltd.	23,437	819,123
McMoRan Exploration Co.*	102,193	1,200,768
Noble Energy, Inc.	11,367	1,053,835
Range Resources Corp.	10,221	714,141
Spectra Energy Corp.	17,501	513,829
		4,585,122
FINANCIALS (28.9%)
American Financial Group, Inc.	22,519	853,470
Ameriprise Financial, Inc.	15,536	880,736
Annaly Capital Mgmt., Inc.	17,226	290,086
Aon PLC*	13,110	685,522
Associated Banc-Corp.	35,032	461,371
Assurant, Inc.	3,541	132,079
BOK Financial Corp.	11,843	699,921
Brandywine Realty Trust	42,060	512,711
CBL & Associates Pptys., Inc.	31,240	666,662
City National Corp.	4,506	232,104
Comerica, Inc.	8,210	254,921
DDR Corp.	12,272	188,498
Discover Financial Svcs.	12,829	509,696
Duke Realty Corp.	35,710	524,937
Equity Lifestyle Properties, Inc.	7,250	493,870
Everest Re Group Ltd.	5,685	608,068
Fifth Third Bancorp	18,140	281,351
Fulton Financial Corp.	39,809	392,517
Genworth Financial, Inc. Cl A*	17,211	90,014
HCC Insurance Hldgs., Inc.	5,072	171,890
Home Properties, Inc.	10,070	616,989
Host Hotels & Resorts, Inc.	34,412	552,313
Janus Capital Group, Inc.	31,612	298,417
Kilroy Realty Corp.	10,800	483,624
Lincoln National Corp.	11,260	272,379
M&T Bank Corp.	2,741	260,834
Marsh & McLennan Cos., Inc.	12,380	420,053
National Retail Pptys., Inc.	16,449	501,695
People’s United Financial, Inc.	40,439	490,929
Progressive Corp.	17,917	371,599
Reinsurance Grp. of America, Inc.	8,642	500,113
StanCorp Financial Group, Inc.	12,885	402,527
Vornado Realty Trust	9,825	796,316
		14,898,212

HEALTH CARE (7.5%)
AmerisourceBergen Corp.	17,615	681,877
CIGNA Corp.	11,462	540,663
Forest Laboratories, Inc.*	14,473	515,384
Hospira, Inc.*	9,310	305,554
Humana, Inc.	8,584	602,168
MEDNAX, Inc.*	6,323	470,747
Mettler-Toledo Int’l., Inc.*	3,196	545,685
Mylan, Inc.*	8,891	216,940
		3,879,018
INDUSTRIALS (9.4%)
Engility Hldgs., Inc.*	557	10,277
Flowserve Corp.	2,910	371,723
General Cable Corp.*	11,751	345,244
Joy Global, Inc.	6,270	351,496
Kirby Corp.*	15,712	868,559
L-3 Communications Hldgs., Inc.	3,344	239,798
Lincoln Electric Hldgs., Inc.	11,981	467,858
Old Dominion Freight Line, Inc.*	21,480	647,837
Oshkosh Corp.*	15,389	422,120
Precision Castparts Corp.	5,121	836,464
Timken Co.	6,830	253,803
		4,815,179
INFORMATION TECHNOLOGY (7.5%)
Altera Corp.	6,227	211,625
Coherent, Inc.*	9,787	448,832
Harris Corp.	6,810	348,808
Informatica Corp.*	16,977	590,969
Microsemi Corp.*	10,144	203,590
NCR Corp.*	23,781	554,335
Tech Data Corp.*	7,762	351,619
Teradata Corp.*	7,675	578,772
TIBCO Software, Inc.*	18,996	574,249
		3,862,799
MATERIALS (7.4%)
Agnico-Eagle Mines Ltd.	10,372	538,099
Crown Hldgs., Inc.*	42,242	1,552,394
Cytec Industries, Inc.	10,131	663,783
Eastman Chemical Co.	10,522	599,859
Walter Energy, Inc.	13,666	443,598
		3,797,733
TELECOMMUNICATION SERVICES (0.7%)
Windstream Corp.	35,415	358,046

UTILITIES (11.4%)
Ameren Corp.	21,916	715,996
Atmos Energy Corp.	18,147	649,481
Edison International	18,465	843,666
Entergy Corp.	6,273	434,719
FirstEnergy Corp.	13,882	612,196
Great Plains Energy, Inc.	27,493	611,994
Integrys Energy Group, Inc.	10,700	558,540
ITC Hldgs. Corp.	9,659	730,027
NV Energy, Inc.	40,396	727,532
		5,884,151
TOTAL COMMON STOCKS (Cost: $43,311,908) 94.7%		48,731,906

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.5%)
General Electric Capital Corp.	A-1+	0.10	11/27/12	1,200,000	1,199,803
Toyota Motor Credit Corp.	A-1+	0.12	10/23/12	600,000	599,952
					1,799,755
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,799,755) 3.5%					1,799,755

TOTAL INVESTMENTS (Cost: $45,111,663) 98.2%					50,531,661

OTHER NET ASSETS 1.8%					927,241

NET ASSETS 100.0%					$51,458,902

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.5%)
Aaron’s, Inc.	34,344	955,107
Advance Auto Parts, Inc.	34,739	2,377,537
Aeropostale, Inc.*	40,387	546,436
AMC Networks, Inc. Cl A*	26,691	1,161,592
American Eagle Outfitters, Inc.	86,092	1,814,819
ANN, Inc.*	22,868	862,810
Ascena Retail Group, Inc.*	57,753	1,238,802
Bally Technologies, Inc.*	20,034	989,479
Barnes & Noble, Inc.*	19,116	244,302
Bob Evans Farms, Inc.	13,739	537,607
Brinker International, Inc.	35,329	1,247,114
Carter’s, Inc.*	24,885	1,339,808
Cheesecake Factory, Inc.	23,429	837,587
Chico’s FAS, Inc.	80,602	1,459,702
Cinemark Hldgs., Inc.	50,585	1,134,622
Collective Brands, Inc.*	29,662	643,962
Deckers Outdoor Corp.*	22,609	828,394
DeVry, Inc.	28,428	647,021
Dick’s Sporting Goods, Inc.	45,860	2,377,841
DreamWorks Animation SKG Cl A*	34,444	662,358
Foot Locker, Inc.	72,045	2,557,598
Gentex Corp.	74,886	1,273,811
Guess?, Inc.	30,429	773,505
Hanesbrands, Inc.*	49,067	1,564,256
HSN, Inc.	17,663	866,370
International Speedway Corp. Cl A	12,342	350,143
ITT Educational Svcs., Inc.*	8,017	258,388
Jarden Corp.	36,262	1,916,084
KB Home	34,408	493,755
Lamar Advertising Co. Cl A*	24,242	898,409
Life Time Fitness, Inc.*	19,919	911,095
LKQ Corp.*	145,484	2,691,454
Matthews International Corp. Cl A	13,650	407,043
MDC Hldgs., Inc.	17,638	679,239
Meredith Corp.	17,656	617,960
Mohawk Industries, Inc.*	27,397	2,192,308
New York Times Co. Cl A*	59,606	581,755
NVR, Inc.*	2,367	1,998,932
Office Depot, Inc.*	130,142	333,164
Panera Bread Co. Cl A*	13,519	2,310,262
PetSmart, Inc.	52,126	3,595,651
Polaris Industries, Inc.	32,125	2,597,949
PVH Corp.	34,751	3,256,864
Regis Corp.	27,426	504,090
Rent-A-Center, Inc.	28,010	982,591
Saks, Inc.*	52,310	539,316
Scholastic Corp.	12,386	393,627
Scientific Games Corp. Cl A*	29,397	243,113
Service Corp. International	105,592	1,421,268
Signet Jewelers Ltd.	39,056	1,904,371
Sotheby’s	34,564	1,088,766
Strayer Education, Inc.	5,688	366,023
Tempur-Pedic Int’l., Inc.*	32,325	966,194
The Warnaco Group, Inc.*	20,715	1,075,109
The Wendy’s Co.	136,564	621,366

Thor Industries, Inc.	21,497	780,771
Toll Brothers, Inc.*	71,173	2,365,079
Tractor Supply Co.	33,979	3,360,183
Tupperware Brands Corp.	27,823	1,491,035
Under Armour, Inc. Cl A*	39,727	2,217,958
Valassis Communications, Inc.*	19,750	487,628
Wiley (John) & Sons, Inc. Cl A	22,555	1,036,402
Williams-Sonoma, Inc.	41,891	1,841,947
WMS Industries, Inc.*	28,639	469,107
		79,188,839
CONSUMER STAPLES (3.1%)
Church & Dwight Co., Inc.	66,465	3,588,445
Energizer Hldgs., Inc.	27,884	2,080,425
Flowers Foods, Inc.	55,459	1,119,163
Green Mountain Coffee Roasters, Inc.*	72,568	1,723,490
Harris Teeter Supermarkets, Inc.	23,754	922,605
Hillshire Brands Co.	56,784	1,520,676
Ingredion, Inc.	36,327	2,003,797
Lancaster Colony Corp.	9,175	672,069
Post Hldgs., Inc.*	12,901	387,804
Ralcorp Hldgs., Inc.*	26,580	1,940,340
Smithfield Foods, Inc.*	67,261	1,321,679
SUPERVALU, Inc.	104,789	252,541
Tootsie Roll Industries, Inc.	9,914	267,480
Universal Corp.	10,712	545,455
		18,345,969
ENERGY (5.8%)
Arch Coal, Inc.	115,179	729,083
Atwood Oceanics, Inc.*	29,236	1,328,776
Bill Barrett Corp.*	24,295	601,787
CARBO Ceramics, Inc.	10,601	667,015
Cimarex Energy Co.	42,603	2,494,406
Dresser-Rand Group, Inc.*	37,861	2,086,520
Dril-Quip, Inc.*	18,137	1,303,688
Energen Corp.	35,862	1,879,527
Forest Oil Corp.*	62,157	525,227
Helix Energy Solutions Group*	49,710	908,202
HollyFrontier Corp.	98,139	4,050,197
Northern Oil and Gas, Inc.*	31,045	527,455
Oceaneering Int’l., Inc.	53,081	2,932,725
Oil States International, Inc.*	27,450	2,181,177
Patterson-UTI Energy, Inc.	73,821	1,169,325
Plains Exploration & Production Co.*	63,107	2,364,619
Quicksilver Resources, Inc.*	62,566	255,895
Rosetta Resources, Inc.*	26,291	1,259,339
SM Energy Co.	33,995	1,839,469
Superior Energy Services, Inc.*	77,656	1,593,501
Tidewater, Inc.	24,669	1,197,187
Unit Corp.*	21,393	887,810
World Fuel Services Corp.	36,377	1,295,385
		34,078,315
FINANCIALS (21.7%)
Affiliated Managers Group, Inc.*	25,289	3,110,547
Alexander & Baldwin, Inc.*	21,127	623,880
Alexandria Real Estate Equities, Inc.	31,155	2,290,516
Alleghany Corp.*	8,132	2,805,052
American Campus Communities, Inc.	46,174	2,026,115
American Financial Group, Inc.	38,740	1,468,246
Apollo Investment Corp.	101,006	794,917

Aspen Insurance Hldgs. Ltd.	34,421	1,049,496
Associated Banc-Corp.	85,499	1,126,022
Astoria Financial Corp.	40,853	403,628
BancorpSouth, Inc.	40,624	598,798
Bank of Hawaii Corp.	22,633	1,032,517
Berkley (W.R.) Corp.	54,603	2,047,066
BioMed Realty Trust, Inc.	76,403	1,430,264
BRE Properties, Inc.	39,222	1,839,120
Brown & Brown, Inc.	56,935	1,484,295
Camden Property Trust	41,777	2,694,199
Cathay General Bancorp	36,599	631,699
CBOE Holdings, Inc.	40,725	1,198,130
City National Corp.	23,596	1,215,430
Commerce Bancshares, Inc.	37,608	1,516,731
Corporate Office Pptys. Trust	35,397	848,466
Cullen/Frost Bankers, Inc.	30,259	1,737,774
Duke Realty Corp.	134,933	1,983,515
East West Bancorp, Inc.	71,183	1,503,385
Eaton Vance Corp.	56,288	1,630,100
Equity One, Inc.	30,727	647,111
Essex Property Trust, Inc.	18,077	2,679,734
Everest Re Group Ltd.	25,294	2,705,446
Federal Realty Investment Trust	31,943	3,363,598
Fidelity Nat’l. Financial, Inc. Cl A	97,763	2,091,151
First American Financial Corp.	49,031	1,062,502
First Niagara Financial Group, Inc.	176,114	1,424,762
FirstMerit Corp.	52,530	773,767
Fulton Financial Corp.	102,406	1,009,723
Gallagher (Arthur J.) & Co.	58,246	2,086,372
Greenhill & Co., Inc.	12,598	651,947
Hancock Hldg. Co.	41,537	1,285,570
Hanover Insurance Group, Inc.	21,843	813,870
HCC Insurance Hldgs., Inc.	48,733	1,651,561
Highwoods Properties, Inc.	38,082	1,242,235
Home Properties, Inc.	24,401	1,495,049
Hospitality Properties Trust	61,251	1,456,549
International Bancshares Corp.	26,671	508,083
Janus Capital Group, Inc.	91,508	863,836
Jefferies Group, Inc.	68,912	943,405
Jones Lang LaSalle, Inc.	22,353	1,706,652
Kemper Corp.	26,772	822,168
Liberty Property Trust	57,947	2,099,999
Mack-Cali Realty Corp.	41,824	1,112,518
Mercury General Corp.	17,695	683,912
MSCI, Inc. Cl A*	59,301	2,122,383
National Retail Pptys., Inc.	53,854	1,642,547
New York Community Bancorp, Inc.	217,776	3,083,708
Old Republic Int’l. Corp.	120,839	1,123,803
Omega Healthcare Investors, Inc.	55,333	1,257,719
Potlatch Corp.	19,602	732,527
Prosperity Bancshares, Inc.	22,094	941,646
Protective Life Corp.	40,891	1,071,753
Raymond James Financial, Inc.	55,126	2,020,368
Rayonier, Inc.	60,532	2,966,673
Realty Income Corp.	66,122	2,703,729
Regency Centers Corp.	44,736	2,179,985
Reinsurance Grp. of America, Inc.	36,131	2,090,901
SEI Investments Co.	67,074	1,438,737
Senior Housing Pptys. Trust	86,674	1,887,760

Signature Bank*	23,508	1,576,917
SL Green Realty Corp	45,731	3,661,681
StanCorp Financial Group, Inc.	21,617	675,315
SVB Financial Group*	21,986	1,329,274
Synovus Financial Corp.	376,237	891,682
Taubman Centers, Inc.	30,524	2,342,107
TCF Financial Corp.	82,110	980,393
The Macerich Co.	66,630	3,813,235
Trustmark Corp.	31,498	766,661
UDR, Inc.	126,068	3,129,008
Valley National Bancorp	100,070	1,002,701
Waddell & Reed Financial, Inc. Cl A	41,980	1,375,685
Washington Federal, Inc.	51,809	864,174
Webster Financial Corp.	35,012	829,784
Weingarten Realty Investors	54,497	1,531,911
Westamerica Bancorporation	13,325	626,941
		126,933,136
HEALTH CARE (10.0%)
Allscripts Healthcare Solutions, Inc.*	87,645	1,089,427
AMERIGROUP Corp.*	23,500	2,148,605
Bio-Rad Laboratories, Inc. Cl A*	9,800	1,045,856
Charles River Laboratories Int’l., Inc.*	23,451	928,660
Community Health Systems, Inc.*	43,230	1,259,722
Cooper Companies, Inc.	23,131	2,184,954
Covance, Inc.*	26,588	1,241,394
Endo Health Solutions, Inc.*	58,077	1,842,202
Health Management Associates, Inc. Cl A*	121,461	1,019,058
Health Net, Inc.*	38,698	871,092
Hill-Rom Hldgs., Inc.	31,281	909,026
HMS Hldgs. Corp.*	41,356	1,382,531
Hologic, Inc.*	128,014	2,591,003
IDEXX Laboratories, Inc.*	26,796	2,662,183
LifePoint Hospitals, Inc.*	23,607	1,009,907
Masimo Corp.*	24,444	591,056
Medicis Pharmaceutical Corp. Cl A	28,810	1,246,609
MEDNAX, Inc.*	23,396	1,741,832
Mettler-Toledo Int’l., Inc.*	15,408	2,630,762
Omnicare, Inc.	56,082	1,905,106
Owens & Minor, Inc.	29,361	877,307
Regeneron Pharmaceuticals, Inc.*	37,173	5,674,829
ResMed, Inc.	68,634	2,777,618
Schein (Henry), Inc.*	41,252	3,270,046
STERIS Corp.	27,903	989,719
Techne Corp.	16,827	1,210,534
Teleflex, Inc.	19,766	1,360,691
Thoratec Corp.*	27,839	963,229
United Therapeutics Corp.*	22,804	1,274,288
Universal Health Svcs., Inc. Cl B	40,830	1,867,156
VCA Antech, Inc.*	41,889	826,470
Vertex Pharmaceuticals, Inc.*	103,253	5,777,000
WellCare Health Plans, Inc.*	21,042	1,189,925
		58,359,797
INDUSTRIALS (15.4%)
Acuity Brands, Inc.	21,245	1,344,596
AECOM Technology Corp.*	55,067	1,165,218
AGCO Corp.*	47,256	2,243,715
Alaska Air Group, Inc.*	34,668	1,215,460
Alliant TechSystems, Inc.	16,095	806,520
AMETEK, Inc.	116,864	4,142,829

BE Aerospace, Inc.*	49,203	2,071,446
Carlisle Cos., Inc.	30,803	1,599,292
CLARCOR, Inc.	27,124	1,210,544
Clean Harbors, Inc.*	25,722	1,256,520
Con-way, Inc.	29,792	815,407
Copart, Inc.*	51,884	1,438,743
Corporate Executive Board Co.	15,330	822,148
Corrections Corp. of America	50,079	1,675,143
Crane Co.	22,668	905,133
Deluxe Corp.	25,035	765,070
Donaldson Co., Inc.	68,470	2,376,594
Esterline Technologies Corp.*	14,803	831,040
Exelis, Inc.	92,755	959,087
Fortune Brands Home & Security, Inc.*	76,868	2,076,205
FTI Consulting, Inc.*	21,219	566,123
Gardner Denver, Inc.	24,782	1,497,081
GATX Corp.	23,022	977,054
General Cable Corp.*	24,438	717,988
Graco, Inc.	29,762	1,496,433
Granite Construction, Inc.	17,052	489,733
Harsco Corp.	39,704	815,123
HNI Corp.	26,821	684,204
Hubbell, Inc. Cl B	25,143	2,030,046
Hunt (J.B.) Transport Svcs., Inc.	44,044	2,292,050
Huntington Ingalls Industries, Inc.*	23,673	995,450
IDEX Corp.	39,237	1,638,929
ITT Corp.	45,083	908,422
JetBlue Airways Corp*	108,348	518,987
Kansas City Southern	57,943	4,390,921
KBR, Inc.	73,295	2,185,657
Kennametal, Inc.	40,202	1,490,690
Kirby Corp.*	27,899	1,542,257
Korn/Ferry International*	23,558	361,144
Landstar System, Inc.	23,259	1,099,686
Lennox International, Inc.	20,931	1,012,223
Lincoln Electric Hldgs., Inc.	41,998	1,640,022
Manpower, Inc.	40,877	1,504,274
Matson, Inc.	23,571	492,870
Miller (Herman), Inc.	32,859	638,779
Mine Safety Appliances Co.	15,184	565,908
MSC Industrial Direct Co., Inc. Cl A	22,729	1,533,298
Nordson Corp.	27,580	1,616,740
Oshkosh Corp.*	46,280	1,269,460
Regal-Beloit Corp.	19,709	1,389,090
Rollins, Inc.	32,098	750,772
Shaw Group, Inc.*	31,724	1,383,801
SPX Corp.	24,589	1,608,366
Terex Corp.*	57,592	1,300,427
The Brink’s Co.	22,765	584,833
Timken Co.	41,094	1,527,053
Towers Watson & Co. Cl A	26,717	1,417,337
Trinity Industries, Inc.	39,756	1,191,487
Triumph Group, Inc.	23,815	1,489,152
United Rentals, Inc.*	45,607	1,491,805
URS Corp.	38,600	1,362,966
UTI Worldwide, Inc.	50,576	681,259
Valmont Industries, Inc.	11,530	1,516,195
Wabtec Corp.	23,676	1,900,946
Waste Connections, Inc.	55,106	1,666,957

Watsco, Inc.	14,307	1,084,328
Werner Enterprises, Inc.	21,898	467,960
Woodward, Inc.	30,731	1,044,239
		90,551,235
INFORMATION TECHNOLOGY (15.4%)
ACI Worldwide, Inc.*	20,015	845,834
Acxiom Corp.*	35,871	655,363
Adtran, Inc.	30,708	530,634
Advent Software, Inc.*	15,058	369,975
Alliance Data Systems Corp.*	23,785	3,376,281
ANSYS, Inc.*	44,057	3,233,784
AOL, Inc.*	42,768	1,506,717
Arrow Electronics, Inc.*	56,505	1,904,784
Atmel Corp.*	214,232	1,126,860
Avnet, Inc.*	73,228	2,130,203
Broadridge Financial Solutions, Inc.	61,039	1,424,040
Cadence Design Systems, Inc.*	133,649	1,719,395
Ciena Corp.*	50,709	689,642
Compuware Corp.*	103,540	1,026,081
Concur Technologies, Inc.*	22,067	1,627,000
Convergys Corp.	53,623	840,272
CoreLogic, Inc.*	49,224	1,305,913
Cree, Inc.*	57,502	1,468,026
Cypress Semiconductor Corp.	71,327	764,625
Diebold, Inc.	31,304	1,055,258
DST Systems, Inc.	14,502	820,233
Equinix, Inc.*	22,670	4,671,154
FactSet Research Systems, Inc.	20,263	1,953,758
Fair Isaac Corp.	16,331	722,810
Fairchild Semiconductor Int’l., Inc.*	64,467	845,807
Gartner, Inc.*	46,864	2,159,962
Global Payments, Inc.	37,624	1,573,812
Henry (Jack) & Associates, Inc.	41,359	1,567,506
Informatica Corp.*	54,983	1,913,958
Ingram Micro, Inc. Cl A*	75,318	1,147,093
Integrated Device Technology, Inc.*	70,175	412,629
InterDigital, Inc.	19,197	715,664
International Rectifier Corp.*	35,421	591,176
Intersil Corp. Cl A	64,840	567,350
Itron, Inc.*	19,922	859,634
Lender Processing Svcs., Inc.	40,056	1,117,162
Lexmark International, Inc. Cl A	34,611	770,095
ManTech International Corp. Cl A	10,940	262,560
MEMC Electronic Materials, Inc.*	113,117	311,072
Mentor Graphics Corp.*	46,079	713,303
MICROS Systems, Inc.*	40,241	1,976,638
Monster Worldwide, Inc.*	59,566	436,619
National Instruments Corp.	46,851	1,179,240
NCR Corp.*	77,264	1,801,024
NeuStar, Inc. Cl A*	31,857	1,275,236
Parametric Technology Corp.*	59,938	1,306,648
Plantronics, Inc.	21,028	742,919
Polycom, Inc.*	88,368	872,192
QLogic Corp.*	48,062	548,868
Quest Software, Inc.*	27,003	756,084
Rackspace Hosting, Inc.*	51,816	3,424,519
RF Micro Devices, Inc.*	136,285	538,326
Riverbed Technology, Inc.*	76,302	1,775,548
Rovi Corp.*	56,086	813,808

Semtech Corp.*	32,754	823,763
Silicon Laboratories, Inc.*	19,388	712,703
Skyworks Solutions, Inc.*	109,881	2,589,346
SolarWinds, Inc.*	29,382	1,637,753
Solera Hldgs., Inc.	33,384	1,464,556
Synopsys, Inc.*	71,341	2,355,680
Tech Data Corp.*	19,094	864,958
Tellabs, Inc.	171,526	607,202
TIBCO Software, Inc.*	76,745	2,320,001
Trimble Navigation Ltd.*	65,575	3,125,305
ValueClick, Inc.*	34,119	586,506
VeriFone Systems, Inc.*	52,255	1,455,302
Vishay Intertechnology, Inc.*	66,846	657,096
Wright Express Corp.*	19,149	1,335,068
Zebra Technologies Corp. Cl A*	24,865	933,432
		90,213,765
MATERIALS (6.7%)
Albemarle Corp.	43,344	2,283,362
AptarGroup, Inc.	31,907	1,649,911
Ashland, Inc.	35,949	2,573,948
Cabot Corp.	29,434	1,076,401
Carpenter Technology Corp.	21,913	1,146,488
Commercial Metals Co.	60,234	795,089
Compass Minerals Int’l., Inc.	15,104	1,126,607
Cytec Industries, Inc.	23,104	1,513,774
Domtar Corp.	17,906	1,401,861
Greif, Inc. Cl A	15,138	668,797
Intrepid Potash, Inc.*	27,614	593,149
Louisiana-Pacific Corp.*	69,573	869,663
Martin Marietta Materials, Inc.	22,736	1,884,132
Minerals Technologies, Inc.	8,676	615,389
NewMarket Corp.	5,182	1,277,259
Olin Corp.	40,178	873,068
Packaging Corp. of America	46,283	1,680,073
Reliance Steel & Aluminum Co.	38,730	2,027,516
Rock-Tenn Co. Cl A	33,548	2,421,495
Royal Gold, Inc.	27,737	2,769,817
RPM International, Inc.	63,302	1,806,639
Scotts Miracle-Gro Co. Cl A	18,799	817,193
Sensient Technologies Corp.	23,965	880,953
Silgan Hldgs., Inc.	24,056	1,046,677
Sonoco Products Co.	48,236	1,494,834
Steel Dynamics, Inc.	113,548	1,275,144
Valspar Corp.	39,679	2,225,992
Worthington Industries, Inc.	26,044	564,113
		39,359,344
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	48,436	1,240,446
tw telecom inc*	73,010	1,903,371
		3,143,817
UTILITIES (4.8%)
Alliant Energy Corp.	54,391	2,360,025
Aqua America, Inc.	68,494	1,695,911
Atmos Energy Corp.	42,986	1,538,469
Black Hills Corp.	21,220	754,795
Cleco Corp.	29,139	1,223,255
Great Plains Energy, Inc.	73,909	1,645,214
Hawaiian Electric Industries, Inc.	48,048	1,264,143
Idacorp, Inc.	23,760	1,028,095

MDU Resources Group	92,161	2,031,228
National Fuel Gas Co.	40,848	2,207,426
NV Energy, Inc.	115,146	2,073,779
OGE Energy Corp.	47,507	2,634,738
PNM Resources, Inc.	38,375	807,026
Questar Corp.	88,502	1,799,246
UGI Corp.	52,752	1,674,876
Vectren Corp.	39,309	1,124,237
Westar Energy, Inc.	61,060	1,811,040
WGL Hldgs., Inc.	24,779	997,355
		28,670,858
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $482,411,995) 96.9%		568,845,075

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.3%)
U.S. Treasury Bill (1)	A-1+	0.06	11/23/12	7,000,000	6,999,305
U.S. Treasury Bill (1)	A-1+	0.06	10/11/12	3,000,000	2,999,935
U.S. Treasury Bill (1)	A-1+	0.10	12/27/12	3,000,000	2,999,288
					12,998,528
U.S. GOVERNMENT AGENCIES (0.3%)
FHLB	A-1+	0.12	12/26/12	2,000,000	1,999,520
COMMERCIAL PAPER (0.3%)
Washington Gas Light Co.	A-1	0.12	10/01/12	2,000,000	1,999,987
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,997,861) 2.9%					16,998,035

TEMPORARY CASH INVESTMENTS (2) (Cost: $500,000) 0.1%					500,000

TOTAL INVESTMENTS (Cost: $499,909,856) 99.9%					586,343,110

OTHER NET ASSETS 0.1%					520,468

NET ASSETS 100.0%					$586,863,578

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.0%)
iShares MSCI EAFE Growth Index Fund	133,300	7,528,784
iShares MSCI EAFE Index Fund	184,200	9,762,600
iShares MSCI EAFE Value Index Fund	165,700	7,524,437
Vanguard MSCI EAFE ETF	1,297,400	42,645,538
Vanguard MSCI Europe ETF	286,400	12,962,464
Vanguard MSCI Pacific ETF	141,500	7,125,940
		87,549,763
TOTAL COMMON STOCKS (Cost: $88,262,721) 98.0%		87,549,763

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.1%)
FNMA	A-1+	0.12	12/26/12	1,000,000	999,716
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,719) 1.1%					999,716

TOTAL INVESTMENTS (Cost: $89,262,440) 99.1%					88,549,479

OTHER NET ASSETS 0.9%					824,368

NET ASSETS 100.0%					89,373,847

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.7%)
Abercrombie & Fitch Co. Cl A	5,500	186,560
Amazon.com, Inc.*	5,756	1,463,866
BorgWarner, Inc.*	3,278	226,543
Darden Restaurants, Inc.	8,527	475,380
Discovery Communications, Inc. Cl A*	7,714	459,986
Disney (Walt) Co.	22,904	1,197,421
Ford Motor Co.	43,030	424,276
Johnson Controls, Inc.	8,354	228,900
Macy’s, Inc.	15,812	594,847
Starbucks Corp.	33,831	1,716,923
Target Corp.	6,351	403,098
Time Warner Cable, Inc.	8,567	814,379
Time Warner, Inc.	14,422	653,749
Urban Outfitters, Inc.*	10,324	387,769
Viacom, Inc. Cl B	10,296	551,763
		9,785,460
CONSUMER STAPLES (6.3%)
Colgate-Palmolive Co.	7,149	766,516
Constellation Brands, Inc. Cl A*	20,421	660,619
Estee Lauder Cos., Inc. Cl A	8,265	508,876
J.M. Smucker Co.	9,270	800,279
Kraft Foods, Inc. Cl A*	20,914	864,794
PepsiCo, Inc.	15,726	1,112,929
Philip Morris Int’l., Inc.	21,598	1,942,524
Proctor & Gamble Co.	21,662	1,502,476
Tyson Foods, Inc. Cl A	39,178	627,632
Wal-Mart Stores, Inc.	28,141	2,076,806
		10,863,451
ENERGY (6.7%)
Anadarko Petroleum Corp.	11,048	772,476
Apache Corp.	7,559	653,627
Chevron Corp.	10,082	1,175,158
EOG Resources, Inc.	5,413	606,527
Exxon Mobil Corp.	40,801	3,731,251
Halliburton Co.	25,134	846,764
Hess Corp.	7,312	392,801
National Oilwell Varco, Inc.	11,306	905,724
Noble Energy, Inc.	9,679	897,340
Occidental Petroleum Corp.	11,903	1,024,372
Range Resources Corp.	6,350	443,675
		11,449,715
FINANCIALS (8.5%)
American Int’l. Group, Inc.*	11,790	386,594
American Tower Corp.	17,319	1,236,403
Aon PLC*	7,362	384,959
Bank of America Corp.	84,219	743,654
BB&T Corp.	23,270	771,633
Berkshire Hathaway, Inc. Cl B*	9,503	838,165
Capital One Financial Corp.	22,847	1,302,507
Citigroup, Inc.	22,177	725,631
Franklin Resources, Inc.	2,936	367,206
Goldman Sachs Group, Inc.	7,861	893,638
JPMorgan Chase & Co.	50,495	2,044,038
MetLife, Inc.	22,943	790,616
PNC Financial Svcs. Grp., Inc.	10,239	646,081
Simon Property Group, Inc.	8,180	1,241,806
Wells Fargo & Co.	62,372	2,153,705
		14,526,636

HEALTH CARE (6.5%)
Abbott Laboratories	6,428	440,704
AmerisourceBergen Corp.	3,504	135,640
Cardinal Health, Inc.	3,279	127,783
Celgene Corp.*	6,476	494,766
Covidien PLC	13,986	831,048
Express Scripts Hldg. Co.*	8,049	504,431
Forest Laboratories, Inc.*	25,575	910,726
Gilead Sciences, Inc.*	15,379	1,020,089
McKesson Corp.	8,736	751,558
Merck & Co., Inc.	35,136	1,584,634
Mylan, Inc.*	34,259	835,920
Pfizer, Inc.	79,547	1,976,743
Quest Diagnostics, Inc.	2,300	145,889
St. Jude Medical, Inc.	8,634	363,750
Stryker Corp.	11,067	615,989
UnitedHealth Group, Inc.	7,615	421,947
		11,161,617
INDUSTRIALS (5.5%)
Boeing Co.	16,880	1,175,186
Caterpillar, Inc.	12,290	1,057,432
Cummins, Inc.	8,572	790,424
Expeditors Int’l. of Wash.	15,748	572,597
FedEx Corp.	8,586	726,547
General Electric Co.	99,279	2,254,626
Precision Castparts Corp.	6,731	1,099,442
Roper Industries, Inc.	8,877	975,494
Union Pacific Corp.	6,006	712,912
		9,364,660
INFORMATION TECHNOLOGY (10.2%)
Altera Corp.	6,448	219,135
Apple, Inc.	8,244	5,500,888
Automatic Data Processing, Inc.	10,246	601,030
Broadcom Corp. Cl A	14,078	486,817
Cisco Systems, Inc.	22,879	436,760
EMC Corp.*	25,332	690,804
Google, Inc. Cl A*	2,290	1,727,805
Harris Corp.	3,649	186,902
Int’l. Business Machines Corp.	8,626	1,789,464
KLA-Tencor Corp.	6,669	318,145
Microsoft Corp.	52,135	1,552,580
NetApp, Inc.*	3,029	99,594
Nortel Networks Corp.*	5,419	48
Oracle Corp.	32,470	1,022,480
QUALCOMM, Inc.	18,564	1,160,064
Salesforce.com, inc.*	7,209	1,100,742
Texas Instruments, Inc.	15,109	416,253
Yahoo!, Inc.*	17,836	284,930
		17,594,441
MATERIALS (2.3%)
Ball Corp.	13,586	574,824
CF Industries Hldgs., Inc.	2,469	548,711
Dow Chemical Co.	18,281	529,418
Eastman Chemical Co.	19,698	1,122,983
FMC Corp.	7,895	437,225
Freeport-McMoRan Copper & Gold, Inc.	18,647	738,048
		3,951,209
TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	50,988	1,922,248

CenturyLink, Inc.	11,293	456,237
Frontier Communications Corp.	103,550	507,395
		2,885,880
UTILITIES (1.6%)
Ameren Corp.	5,267	172,073
Dominion Resources, Inc.	15,619	826,870
Edison International	9,033	412,718
PPL Corp.	10,022	291,139
Public Svc. Enterprise Group, Inc.	17,603	566,465
Sempra Energy	8,216	529,850
		2,799,115
TOTAL COMMON STOCKS (Cost: $75,124,877) 55.0%		94,382,184

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.1%)
U.S. Treasury Note	AA+	0.25	07/15/15	500,000	499,258
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	261,502
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,094,184
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,515,122
					10,370,066
U.S. GOVERNMENT AGENCIES (13.3%)
MORTGAGE-BACKED OBLIGATIONS (13.3%)
FHARM	AA+	4.64	09/01/39	120,723	129,418
FHARM	AA+	5.22	04/01/37	150,577	162,163
FHARM	AA+	5.24	02/01/36	91,261	98,061
FHARM	AA+	5.43	05/01/37	126,498	137,035
FHARM	AA+	5.77	03/01/37	50,942	55,435
FHLMC	AA+	2.50	09/01/27	500,000	526,340
FHLMC	AA+	3.00	06/01/27	246,472	260,639
FHLMC	AA+	4.00	02/01/25	173,790	184,962
FHLMC	AA+	4.00	03/01/41	485,425	522,661
FHLMC	AA+	4.00	07/01/41	369,587	397,706
FHLMC	AA+	4.50	08/01/34	160,024	172,515
FHLMC	AA+	4.50	08/15/35	212,792	233,999
FHLMC	AA+	5.00	02/01/26	80,764	88,098
FHLMC	AA+	5.50	01/15/32	139,794	144,911
FHLMC	AA+	5.50	07/01/32	172,978	189,427
FHLMC	AA+	5.50	05/01/33	239,748	263,669
FHLMC	AA+	5.50	06/01/37	227,683	248,763
FHLMC	AA+	6.00	03/15/32	135,724	152,358
FNMA	AA+	3.50	10/01/41	242,519	266,086
FNMA	AA+	3.50	04/01/42	594,945	638,662
FNMA	AA+	3.50	04/01/42	495,431	543,680
FNMA	AA+	3.50	08/01/42	499,270	536,036
FNMA	AA+	4.00	05/01/19	99,745	107,061
FNMA	AA+	4.00	06/01/39	254,808	274,801
FNMA	AA+	4.00	11/01/40	398,605	430,004
FNMA	AA+	4.00	05/01/41	341,571	376,622
FNMA	AA+	4.50	05/01/18	116,980	126,565
FNMA	AA+	4.50	05/01/30	255,750	279,301
FNMA	AA+	4.50	04/01/31	277,684	303,081
FNMA	AA+	4.50	08/01/33	150,931	164,146
FNMA	AA+	4.50	09/01/33	276,126	300,302
FNMA	AA+	4.50	06/01/34	200,873	217,990
FNMA	AA+	4.50	08/01/35	250,386	271,408
FNMA	AA+	4.50	12/01/35	199,943	216,731
FNMA	AA+	4.50	05/01/39	217,301	235,274

FNMA	AA+	4.50	05/01/39	309,240	334,818
FNMA	AA+	4.50	05/01/40	291,531	320,004
FNMA	AA+	5.00	04/01/18	246,523	268,809
FNMA	AA+	5.00	06/01/33	290,971	319,776
FNMA	AA+	5.00	10/01/33	244,778	269,010
FNMA	AA+	5.00	11/01/33	603,267	662,985
FNMA	AA+	5.00	11/01/33	185,258	203,597
FNMA	AA+	5.00	03/01/34	89,748	98,633
FNMA	AA+	5.00	04/01/34	114,574	125,218
FNMA	AA+	5.00	09/01/35	143,312	156,895
FNMA	AA+	5.00	11/25/35	300,000	331,437
FNMA	AA+	5.00	05/01/39	311,961	343,858
FNMA	AA+	5.00	06/01/40	142,870	156,590
FNMA	AA+	5.50	04/01/17	14,933	16,244
FNMA	AA+	5.50	05/01/17	7,820	8,506
FNMA	AA+	5.50	06/01/17	4,535	4,933
FNMA	AA+	5.50	03/01/34	80,205	89,007
FNMA	AA+	5.50	05/01/34	623,848	688,802
FNMA	AA+	5.50	07/01/34	130,990	144,629
FNMA	AA+	5.50	09/01/34	134,851	148,891
FNMA	AA+	5.50	09/01/34	262,297	290,098
FNMA	AA+	5.50	10/01/34	101,223	111,762
FNMA	AA+	5.50	02/01/35	138,876	153,162
FNMA	AA+	5.50	02/01/35	188,042	207,621
FNMA	AA+	5.50	08/01/35	83,351	91,925
FNMA	AA+	5.50	08/01/37	67,779	74,328
FNMA	AA+	5.50	11/01/38	103,986	112,668
FNMA	AA+	5.50	06/01/48	119,590	130,247
FNMA	AA+	6.00	03/01/17	7,305	7,881
FNMA	AA+	6.00	05/01/23	60,033	68,077
FNMA	AA+	6.00	03/01/32	10,273	11,601
FNMA	AA+	6.00	04/01/32	25,689	29,075
FNMA	AA+	6.00	04/01/32	34,496	39,042
FNMA	AA+	6.00	05/01/32	42,816	48,459
FNMA	AA+	6.00	04/01/33	194,487	220,122
FNMA	AA+	6.00	05/01/33	142,169	160,908
FNMA	AA+	6.00	06/01/34	102,464	115,169
FNMA	AA+	6.00	09/01/34	54,272	61,001
FNMA	AA+	6.00	10/01/34	99,894	112,281
FNMA	AA+	6.00	11/01/34	110,262	123,934
FNMA	AA+	6.00	12/01/36	164,312	181,862
FNMA	AA+	6.00	01/01/37	154,513	171,016
FNMA	AA+	6.00	04/01/37	90,745	99,302
FNMA	AA+	6.00	05/01/37	59,061	64,631
FNMA	AA+	6.00	06/01/37	153,449	167,921
FNMA	AA+	6.00	10/25/44	166,077	186,001
FNMA	AA+	6.00	02/25/47	152,313	173,113
FNMA	AA+	6.00	12/25/49	138,294	158,427
FNMA	AA+	6.50	09/01/16	9,365	10,057
FNMA	AA+	6.50	03/01/17	18,834	20,490
FNMA	AA+	6.50	05/01/17	3,654	3,975
FNMA	AA+	6.50	06/01/17	22,894	24,906
FNMA	AA+	6.50	04/01/32	14,641	16,931
FNMA	AA+	6.50	05/01/32	28,393	32,834
FNMA	AA+	6.50	05/01/32	45,841	53,012
FNMA	AA+	6.50	07/01/32	10,044	11,616
FNMA	AA+	6.50	07/01/34	107,718	123,231
FNMA	AA+	6.50	05/01/37	147,099	167,620
FNMA	AA+	6.50	09/01/37	112,486	128,178
FNMA	AA+	7.00	09/01/31	19,553	23,450

FNMA	AA+	7.00	04/01/32	21,027	25,187
FNMA	AA+	7.50	06/01/31	13,599	16,121
FNMA	AA+	7.50	02/01/32	10,309	12,256
FNMA	AA+	7.50	04/01/32	17,150	20,417
FNMA	AA+	7.50	06/01/32	12,835	15,281
FNMA	AA+	8.00	03/01/31	6,265	7,517
FNMA	AA+	8.00	04/01/32	2,564	3,080
FNMA	AA+	8.00	04/01/32	14,171	17,068
GNMA (3)	AA+	3.50	09/20/33	382,303	399,405
GNMA (3)	AA+	3.50	01/20/37	366,620	378,623
GNMA (3)	AA+	4.00	08/15/41	395,334	436,870
GNMA (3)	AA+	4.00	01/15/42	494,117	545,412
GNMA (3)	AA+	4.00	03/20/42	322,175	354,982
GNMA (3)	AA+	4.50	04/20/31	428,542	477,117
GNMA (3)	AA+	4.50	10/15/40	365,917	404,543
GNMA (3)	AA+	5.00	10/15/24	382,291	418,326
GNMA (3)	AA+	5.00	04/15/39	303,475	335,780
GNMA (3)	AA+	5.00	06/20/39	235,210	274,384
GNMA (3)	AA+	5.00	11/15/39	257,952	285,411
GNMA (3)	AA+	6.50	04/15/31	4,390	5,226
GNMA (3)	AA+	6.50	10/15/31	8,738	10,403
GNMA (3)	AA+	6.50	12/15/31	7,387	8,794
GNMA (3)	AA+	6.50	05/15/32	11,803	14,086
GNMA (3)	AA+	7.00	05/15/31	6,699	8,013
GNMA (3)	AA+	7.00	09/15/31	6,454	7,721
GNMA (3)	AA+	7.00	09/15/31	2,381	2,848
GNMA (3)	AA+	7.00	05/15/32	3,484	4,158
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	338,159	393,736
					22,819,251
CORPORATE DEBT (18.5%)
CONSUMER DISCRETIONARY (2.9%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	250,000	289,184
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	272,836
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	508,515
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	275,744
Home Depot, Inc.	A-	5.40	03/01/16	500,000	578,484
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	106,378
Kohl’s Corp.	BBB+	4.00	11/01/21	100,000	108,782
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	311,115
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	508,453
NVR, Inc.	BBB	3.95	09/15/22	300,000	307,619
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	310,886
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	278,246
Scholastic Corp.	BB-	5.00	04/15/13	500,000	503,750
Tupperware Brands Corp.	BBB-	4.75	06/01/21	250,000	266,673
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	282,642
					4,909,307
CONSUMER STAPLES (0.9%)
Avon Products, Inc.	BBB-	4.20	07/15/18	150,000	151,050
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	296,256
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	280,145
Kroger Co.	BBB	4.95	01/15/15	500,000	543,779
Sysco Corp.	A+	2.60	06/12/22	300,000	309,436
					1,580,666
ENERGY (2.5%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	327,224
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	553,493
Enbridge, Inc.	A-	5.80	06/15/14	100,000	108,087
EQT Corp.	BBB	4.88	11/15/21	200,000	210,330
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	531,313

National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	253,411
Noble Drilling Corp.	BBB+	7.50	03/15/19	800,000	978,810
Seacor Hldgs., Inc.	BB	7.38	10/01/19	250,000	272,428
Sunoco, Inc.	BB+	4.88	10/15/14	500,000	526,250
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	548,095
					4,309,441
FINANCIALS (7.1%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	328,514
Alleghany Corp.	BBB	5.63	09/15/20	300,000	333,625
Ally Financial, Inc.	B+	0.00	12/01/12	2,500,000	2,483,000
Bank of America Corp.	A-	3.70	09/01/15	250,000	264,081
Barrick N.A. Finance LLC	BBB+	4.40	05/30/21	250,000	271,989
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	302,656
Block Financial LLC	BBB	5.13	10/30/14	250,000	263,478
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	527,972
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	288,005
Duke Realty LP	BBB-	4.63	05/15/13	250,000	254,945
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	570,663
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,527,456
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	277,467
HCP, Inc.	BBB	5.65	12/15/13	250,000	263,859
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	290,662
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	262,636
Markel Corp.	BBB	6.80	02/15/13	250,000	254,768
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	265,054
Morgan Stanley	A-	4.00	07/24/15	250,000	260,047
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	254,963
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	100,000	99,500
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	111,232
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	300,194
ProLogis LP	BBB-	6.63	05/15/18	150,000	179,223
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	275,792
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	265,068
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	108,973
Regency Centers LP	BBB	4.95	04/15/14	250,000	262,868
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	257,614
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	100,000	106,834
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	200,000	219,806
Zions Bancorporation	BB+	5.65	05/15/14	397,000	410,222
					12,143,166
HEALTH CARE (1.3%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	290,287
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	214,186
CIGNA Corp.	BBB	2.75	11/15/16	250,000	263,638
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	563,391
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	275,577
PerkinElmer, Inc.	BBB	5.00	11/15/21	100,000	111,293
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	279,668
WellPoint, Inc.	A-	4.35	08/15/20	250,000	274,276
					2,272,316
INDUSTRIALS (1.0%)
CSX Corp.	BBB	6.25	04/01/15	250,000	284,866
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	500,000	516,250
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	276,011
Pentair Ltd.	BBB	5.00	05/15/21	250,000	281,501
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	258,101
URS Corp.†	BBB-	5.00	04/01/22	100,000	102,709
					1,719,438
INFORMATION TECHNOLOGY (0.1%)
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	109,665

Tech Data Corp.	BBB-	3.75	09/21/17	100,000	101,806
					211,471
MATERIALS (1.2%)
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	100,000	100,101
Geon Co.	BB-	7.50	12/15/15	1,000,000	1,030,000
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	258,048
Teck Resources Ltd.	BBB	4.75	01/15/22	300,000	321,206
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	274,688
					1,984,043
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	533,199

UTILITIES (1.2%)
AmerenEnergy Generating Co.	BB-	6.30	04/01/20	250,000	226,250
Constellation Energy	BBB-	5.15	12/01/20	340,000	399,628
Entergy Corp.	BBB-	5.13	09/15/20	250,000	270,100
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	271,863
Progress Energy, Inc.	A	5.25	12/15/15	500,000	569,163
SCANA Corp.	BBB	4.13	02/01/22	300,000	307,893
					2,044,897
TOTAL LONG-TERM DEBT SECURITIES (Cost: $59,853,691) 37.9%					64,897,261

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.2%)
FHLMC	A-1+	0.13	12/24/12	2,000,000	1,999,580
COMMERCIAL PAPER (4.9%)
General Electric Capital Corp.	A-1+	0.13	12/26/12	1,800,000	1,799,421
New Jersey Natural Gas	A-1	0.13	10/11/12	650,000	649,972
Toyota Motor Credit Corp.	A-1+	0.11	11/28/12	5,000,000	4,998,390
Toyota Motor Credit Corp.	A-1+	0.12	11/23/12	1,000,000	999,817
					8,447,600
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,447,703) 6.1%					10,447,180

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,735,600) 1.0%					1,735,600

TOTAL INVESTMENTS (Cost: $147,161,871) 100.0%					171,462,225

OTHER NET ASSETS -0.0% (4)					(40,251)

NET ASSETS 100.0%					$171,421,974

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.7%)	5,442,696	7,952,367
Equity Index Fund (22.2%)	2,473,894	5,949,463
Mid-Cap Equity Index Fund (5.6%)	946,733	1,490,238
Mid-Term Bond Fund (36.5%)	8,973,201	9,772,686
Money Market Fund (6.0%)	1,347,054	1,617,797
TOTAL INVESTMENTS (Cost: $25,170,138) 100.0%		26,782,551
OTHER NET ASSETS		—

NET ASSETS 100.0%		$26,782,551

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.3%)	3,485,449	5,092,617
Equity Index Fund (27.3%)	2,373,565	5,708,181
International Fund (3.3%)	1,063,354	696,622
Mid-Cap Equity Index Fund (15.6%)	2,074,546	3,265,512
Mid-Term Bond Fund (25.5%)	4,905,236	5,342,278
Money Market Fund (4.0%)	699,033	839,531
TOTAL INVESTMENTS (Cost: $19,019,023) 100.0%		20,944,741
OTHER NET ASSETS		—

NET ASSETS 100.0%		$20,944,741

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.5%)	17,538,893	25,626,217
Equity Index Fund (32.0%)	13,951,707	33,552,432
International Fund (6.6%)	10,487,764	6,870,723
Mid-Cap Equity Index Fund (12.0%)	7,968,702	12,543,414
Mid-Term Bond Fund (17.2%)	16,490,947	17,960,241
Money Market Fund (3.3%)	2,882,962	3,462,406
Small Cap Growth Fund (2.2%)	1,814,273	2,273,006
Small Cap Value Fund (2.2%)	1,723,249	2,297,646
TOTAL INVESTMENTS (Cost: $91,206,584) 100.0%		104,586,085
OTHER NET ASSETS		—

NET ASSETS 100.0%		$104,586,085

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.4%)	24,563,259	35,889,574
Equity Index Fund (36.1%)	22,965,617	55,229,967
International Fund (7.8%)	18,207,142	11,927,826
Mid-Cap Equity Index Fund (11.6%)	11,317,383	17,814,522
Mid-Term Bond Fund (12.6%)	17,629,340	19,200,061
Small Cap Growth Fund (4.2%)	5,125,624	6,421,623
Small Cap Value Fund (4.3%)	4,894,599	6,526,076
TOTAL INVESTMENTS (Cost: $132,613,233) 100.0%		153,009,649
OTHER NET ASSETS		—

NET ASSETS 100.0%		$153,009,649

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.8%)	19,299,151	28,198,144
Equity Index Fund (40.3%)	23,779,065	57,186,226
International Fund (7.7%)	16,748,649	10,972,341
Mid-Cap Equity Index Fund (15.7%)	14,096,851	22,189,642
Mid-Term Bond Fund (6.0%)	7,794,011	8,488,434
Small Cap Growth Fund (5.2%)	5,845,766	7,323,850
Small Cap Value Fund (5.3%)	5,589,539	7,452,656
TOTAL INVESTMENTS (Cost: $121,128,876) 100.0%		141,811,293
OTHER NET ASSETS		—

NET ASSETS 100.0%		$141,811,293

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.2%)	15,364,886	22,449,757
Equity Index Fund (41.6%)	20,159,638	48,481,873
International Fund (8.5%)	15,189,791	9,951,106
Mid-Cap Equity Index Fund (18.2%)	13,460,013	21,187,204
Small Cap Growth Fund (6.2%)	5,726,892	7,174,920
Small Cap Value Fund (6.3%)	5,476,688	7,302,188
TOTAL INVESTMENTS (Cost: $98,607,344) 100.0%		116,547,048
OTHER NET ASSETS		—

NET ASSETS 100.0%		$116,547,048

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.6%)	7,993,433	11,679,269
Equity Index Fund (41.4%)	15,933,273	38,317,897
International Fund (10.3%)	14,490,981	9,493,302
Mid-Cap Equity Index Fund (21.2%)	12,452,471	19,601,249
Small Cap Growth Fund (7.2%)	5,282,645	6,618,345
Small Cap Value Fund (7.3%)	5,048,866	6,731,764
TOTAL INVESTMENTS (Cost: $78,010,799) 100.0%		92,441,826
OTHER NET ASSETS		—

NET ASSETS 100.0%		$92,441,826

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.3%)	5,863,976	8,567,902
Equity Index Fund (36.4%)	12,543,694	30,166,304
International Fund (12.0%)	15,223,738	9,973,345
Mid-Cap Equity Index Fund (24.8%)	13,073,939	20,579,492
Small Cap Growth Fund (8.2%)	5,416,620	6,786,196
Small Cap Value Fund (8.3%)	5,180,347	6,907,070
TOTAL INVESTMENTS (Cost: $70,395,920) 100.0%		82,980,309
OTHER NET ASSETS		—

NET ASSETS 100.0%		$82,980,309

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.4%)	6,836,962	9,989,540
Equity Index Fund (36.4%)	16,016,958	38,519,150
International Fund (13.0%)	21,064,420	13,799,680
Mid-Cap Equity Index Fund (20.6%)	13,856,531	21,811,358
Small Cap Growth Fund (10.2%)	8,596,501	10,770,100
Small Cap Value Fund (10.4%)	8,238,745	10,984,899
TOTAL INVESTMENTS (Cost: $90,402,468) 100.0%		105,874,727
OTHER NET ASSETS		—

NET ASSETS 100.0%		$105,874,727

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	16,717,490	24,426,058
Equity Index Fund (24.7%)	8,294,957	19,948,526
Mid-Term Bond Fund (45.1%)	33,523,422	36,510,259
TOTAL INVESTMENTS (Cost: $74,295,723) 100.0%		80,884,843
OTHER NET ASSETS		—

NET ASSETS 100.0%		$80,884,843

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.3%)	44,969,536	65,705,349
Equity Index Fund (34.7%)	31,242,106	75,134,079
Mid-Cap Equity Index Fund (14.8%)	20,301,660	31,956,539
Mid-Term Bond Fund (20.2%)	40,080,042	43,651,054
TOTAL INVESTMENTS (Cost: $185,465,270) 100.0%		216,447,021
OTHER NET ASSETS		—

NET ASSETS 100.0%		$216,447,021

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.4%)	31,887,723	46,591,407
Equity Index Fund (44.9%)	34,176,938	82,192,050
Mid-Cap Equity Index Fund (19.8%)	23,031,714	36,253,876
Small Cap Growth Fund (4.9%)	7,147,719	8,954,998
Small Cap Value Fund (5.0%)	6,859,877	9,146,425
TOTAL INVESTMENTS (Cost: $155,278,237) 100.0%		183,138,756
OTHER NET ASSETS		—

NET ASSETS 100.0%		$183,138,756

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (18.7%)
U.S. Treasury Bill	A-1+	0.10	11/15/12	7,000,000	6,999,910
U.S. Treasury Bill	A-1+	0.10	11/23/12	4,500,000	4,500,027
U.S. Treasury Bill	A-1+	0.10	12/20/12	6,500,000	6,498,877
					17,998,814
U.S. GOVERNMENT AGENCIES (23.5%)
FHLB	A-1+	0.12	10/19/12	4,000,000	3,999,733
FHLB	A-1+	0.12	11/21/12	2,000,000	1,999,705
FHLB	A-1+	0.12	12/21/12	700,000	699,881
FHLB	A-1+	0.13	10/05/12	1,400,000	1,399,971
FHLB	A-1+	0.13	11/14/12	3,407,000	3,406,483
FHLB	A-1+	0.13	12/21/12	1,000,000	999,829
FHLMC	A-1+	0.12	10/29/12	1,000,000	999,945
FHLMC	A-1+	0.13	10/23/12	3,000,000	2,999,830
FNMA	A-1+	0.13	10/31/12	1,000,000	999,884
FNMA	A-1+	0.13	12/19/12	5,000,000	4,998,781
					22,504,042
COMMERCIAL PAPER (56.9%)
Archer-Daniels-Midland Co.†	A-1	0.13	10/24/12	3,800,000	3,799,657
Baker Hughes, Inc.†	A-1	0.18	10/16/12	3,450,000	3,449,707
Baker Hughes, Inc.†	A-1	0.20	10/10/12	350,000	349,979
Coca-Cola Co.†	A-1+	0.12	10/29/12	250,000	249,975
Coca-Cola Co.†	A-1+	0.16	10/15/12	900,000	899,936
Coca-Cola Co.†	A-1+	0.17	11/14/12	950,000	949,772
Coca-Cola Co.†	A-1+	0.20	11/14/12	1,700,000	1,699,718
ConocoPhillips†	A-1	0.12	10/01/12	700,000	699,995
Danaher Corp.†	A-1	0.15	10/31/12	3,800,000	3,799,493
Dell, Inc.†	A-1	0.17	10/15/12	3,900,000	3,899,629
Disney (Walt) Co.†	A-1	0.12	11/16/12	2,000,000	1,999,680
Du Pont (EI) de Nemours & Co.†	A-1	0.14	11/05/12	650,000	649,906
Du Pont (EI) de Nemours & Co.†	A-1	0.16	11/01/12	1,900,000	1,899,721
General Electric Capital Corp.	A-1+	0.14	12/04/12	200,000	199,959
Honeywell International, Inc.†	A-1	0.14	12/27/12	3,800,000	3,796,866
Illinois Tool Works, Inc.†	A-1	0.12	10/10/12	440,000	439,984
Medtronic, Inc.†	A-1+	0.14	11/01/12	1,800,000	1,799,827
Nestle Capital Corp.†	A-1+	0.14	10/09/12	1,000,000	999,961
New Jersey Natural Gas	A-1	0.12	10/11/12	3,100,000	3,099,876
New Jersey Natural Gas	A-1	0.13	10/03/12	700,000	699,990
Private Export Funding Corp.†	A-1	0.13	11/05/12	2,700,000	2,699,639
Private Export Funding Corp.†	A-1	0.13	11/09/12	1,100,000	1,099,837
Procter & Gamble Co.†	A-1+	0.14	10/29/12	300,000	299,965
Toyota Motor Credit Corp.	A-1+	0.18	10/29/12	3,800,000	3,799,430
United Technologies Corp.†	A-1	0.14	10/24/12	3,700,000	3,699,640
Wal-Mart Stores, Inc.†	A-1+	0.12	10/10/12	2,007,000	2,006,926
Wal-Mart Stores, Inc.†	A-1+	0.14	11/02/12	1,793,000	1,792,763
Washington Gas Light Co.	A-1	0.16	10/11/12	3,800,000	3,799,797
					54,581,628
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $95,083,541) 99.1%					95,084,484

TEMPORARY CASH INVESTMENTS (2) (Cost: $839,300) 0.9%					839,300

TOTAL INVESTMENTS (Cost: $95,922,841) 100.0%					95,923,784

OTHER NET ASSETS 0.0% (4)					90

NET ASSETS 100.0%					$95,923,874

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (45.0%)
U.S. Treasury Note	AA+	0.25	07/15/15	3,000,000	2,995,548
U.S. Treasury Note	AA+	0.88	07/31/19	7,000,000	6,933,283
U.S. Treasury Note	AA+	1.00	10/31/16	5,000,000	5,105,080
U.S. Treasury Note	AA+	1.00	08/31/19	4,500,000	4,488,750
U.S. Treasury Note	AA+	1.25	08/31/15	9,000,000	9,244,692
U.S. Treasury Note	AA+	1.88	06/30/15	5,000,000	5,215,625
U.S. Treasury Note	AA+	1.88	10/31/17	5,000,000	5,306,250
U.S. Treasury Note	AA+	2.25	11/30/17	3,500,000	3,782,188
U.S. Treasury Note	AA+	2.38	03/31/16	3,500,000	3,741,444
U.S. Treasury Note	AA+	2.50	03/31/15	1,500,000	1,583,087
U.S. Treasury Note	AA+	3.00	02/28/17	16,500,000	18,273,745
U.S. Treasury Note	AA+	3.13	05/15/19	3,000,000	3,420,000
U.S. Treasury Note	AA+	3.25	05/31/16	10,000,000	11,031,250
U.S. Treasury Note	AA+	3.25	07/31/16	7,000,000	7,749,763
U.S. Treasury Strip	AA+	0.00	08/15/17	15,000,000	14,512,690
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,819,400
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	52,240,535
					160,443,330
U.S. GOVERNMENT AGENCIES (13.0%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (4)
FHLMC	AA+	6.00	02/01/19	5,494	6,135
FHLMC	AA+	6.50	04/01/14	12,767	13,060
FHLMC	AA+	7.00	02/01/14	4,191	4,298
FHLMC	AA+	7.50	03/15/21	8,183	9,352
FHLMC	AA+	8.00	09/01/18	1,383	1,403
FHLMC	AA+	8.50	09/01/17	2,127	2,161
FNMA	AA+	6.50	08/01/13	1,566	1,592
FNMA	AA+	8.00	06/01/17	233	234
					38,235
NON-MORTGAGE-BACKED OBLIGATIONS (13.0%)
FFCB	AA+	4.95	10/10/14	12,500,000	13,668,897
FFCB	AA+	5.10	08/05/13	5,000,000	5,206,160
FHLB	AA+	1.38	05/28/14	17,000,000	17,336,306
FNMA	AA+	1.25	02/27/14	10,000,000	10,155,590
					46,366,953
CORPORATE DEBT (40.9%)
CONSUMER DISCRETIONARY (3.6%)
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	763,941
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,069,405
Best Buy Co., Inc.	BB+	6.75	07/15/13	1,000,000	1,029,603
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	1,067,907
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	508,515
Home Depot, Inc.	A-	5.40	03/01/16	250,000	289,242
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,622,257
Hyatt Hotels Corp.†	BBB	5.75	08/15/15	200,000	218,983
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	259,449
Kohl’s Corp.	BBB+	4.00	11/01/21	1,000,000	1,087,822
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	750,000	763,314
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,230,823
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	762,680
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	511,964
Scholastic Corp.	BB-	5.00	04/15/13	250,000	251,875
Whirlpool Corp.	BBB-	5.50	03/01/13	850,000	864,541
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	565,283
					12,867,604

CONSUMER STAPLES (2.6%)
Anheuser-Busch Cos., Inc.	A	4.38	01/15/13	1,000,000	1,009,566
Avon Products, Inc.	BBB-	4.20	07/15/18	1,800,000	1,812,596
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,014,844
Clorox Co.	BBB+	5.00	03/01/13	500,000	509,458
Clorox Co.	BBB+	5.00	01/15/15	300,000	327,389
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	592,511
Dr. Pepper Snapple Group, Inc.	BBB	2.60	01/15/19	150,000	154,596
Hershey Co.	A	4.85	08/15/15	500,000	557,907
Hershey Co.	A	5.00	04/01/13	500,000	511,425
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	308,160
Kraft Foods, Inc.	BBB-	5.25	10/01/13	500,000	521,842
Kroger Co.	BBB	4.95	01/15/15	500,000	543,779
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	423,823
Safeway, Inc.	BBB	3.95	08/15/20	1,000,000	973,746
					9,261,642
ENERGY (2.9%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	553,493
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,151,127
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	265,656
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,590,533
National Oilwell Varco, Inc.	A-	6.13	08/15/15	1,000,000	1,013,642
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,033,648
Sunoco, Inc.	BB+	4.88	10/15/14	500,000	526,250
Sunoco, Inc.	BB+	5.75	01/15/17	290,000	320,813
Sunoco, Inc.	BB+	9.63	04/15/15	500,000	582,500
Transocean, Inc.	BBB-	1.50	12/15/37	1,200,000	1,189,500
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,025,794
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	509,016
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	548,095
					10,310,067
FINANCIALS (15.2%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,573,803
American Express Credit Corp.	A-	5.88	05/02/13	1,000,000	1,031,391
Bank of America Corp.	A-	3.70	09/01/15	250,000	264,081
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	549,213
Block Financial LLC	BBB	5.13	10/30/14	750,000	790,433
Block Financial LLC	BBB	7.88	01/15/13	750,000	763,094
Boston Properties LP	A-	3.70	11/15/18	470,000	509,630
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,074,254
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,077,108
CNA Financial Corp.	BBB-	5.85	12/15/14	200,000	216,982
CNA Financial Corp.	BBB-	6.50	08/15/16	1,000,000	1,152,020
Duke Realty LP	BBB-	4.63	05/15/13	500,000	509,891
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,029,965
ERP Operating LP	BBB+	5.38	08/01/16	500,000	573,528
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	846,864
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	127,288
Fosters Finance Corp.†	BBB+	4.88	10/01/14	500,000	538,289
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	556,679
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	949,271
Harley-Davidson Financial Svcs.†	BBB+	3.88	03/15/16	500,000	536,078
Harley-Davidson Funding†	BBB+	5.25	12/15/12	1,000,000	1,007,757
Hartford Financial Svcs.	BBB	4.00	10/15/17	850,000	913,611
Hartford Financial Svcs.	BBB	5.50	10/15/16	1,000,000	1,109,867
HCP, Inc.	BBB	5.65	12/15/13	500,000	527,718
HCP, Inc.	BBB	6.00	01/30/17	1,250,000	1,438,654
Health Care REIT, Inc.	BBB-	3.63	03/15/16	1,750,000	1,847,171
HSBC Finance Corp.	A	3.81	11/10/13	40,000	40,353
HSBC Finance Corp.	A	3.84	11/10/13	43,000	43,393
HSBC Finance Corp.	A	4.02	11/10/13	70,000	71,661

Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	521,230
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,576,358
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,087,230
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,008,866
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,092,383
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,019,073
MetLife, Inc.	A-	5.00	11/24/13	250,000	262,672
Morgan Stanley	A-	2.88	01/24/14	500,000	506,652
Morgan Stanley	A-	4.00	07/24/15	1,000,000	1,040,186
Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	847,465
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	270,116
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	750,000	746,250
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,300,841
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	502,670
ProLogis LP	BBB-	6.63	05/15/18	1,500,000	1,792,232
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,059,472
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,101,302
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,696,434
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,852,548
Regency Centers LP	BBB	4.95	04/15/14	500,000	525,737
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,692,048
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,700,252
Simon Property Group LP	A-	2.80	01/30/17	1,500,000	1,579,118
SLM Corp.	BBB-	5.00	10/01/13	1,500,000	1,554,375
Southtrust Bank, N.A.	A+	4.75	03/01/13	250,000	254,006
Textron Financial Corp.	BBB-	5.40	04/28/13	1,000,000	1,025,844
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	1,700,000	1,816,180
Vornado Realty LP	BBB	4.25	04/01/15	1,500,000	1,585,179
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	412,906
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,033,306
					54,132,978
HEALTH CARE (3.6%)
Allergan, Inc.	A+	5.75	04/01/16	500,000	580,574
Baxter International, Inc.	A+	4.63	03/15/15	250,000	274,384
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	1,000,000	1,070,928
Biogen Idec, Inc.	BBB+	6.88	03/01/18	1,250,000	1,537,798
Cardinal Health, Inc.	A-	5.50	06/15/13	1,000,000	1,032,443
CIGNA Corp.	BBB	2.75	11/15/16	1,750,000	1,845,468
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,622,040
Laboratory Corp. of America	BBB+	3.13	05/15/16	500,000	529,364
Laboratory Corp. of America	BBB+	4.63	11/15/20	400,000	443,860
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	289,095
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	563,391
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	593,047
Medtronic, Inc.	A+	1.63	04/15/13	1,500,000	1,504,688
UnitedHealth Group, Inc.	A	5.50	11/15/12	750,000	754,400
					12,641,480
INDUSTRIALS (4.2%)
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	506,233
Black & Decker Corp.	A	5.75	11/15/16	500,000	581,646
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	514,189
CSX Corp.	BBB	6.25	04/01/15	1,000,000	1,139,464
Dun & Bradstreet Corp.	BBB+	6.00	04/01/13	1,000,000	1,025,154
Masco Corp.	BBB-	4.80	06/15/15	500,000	526,638
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	1,500,000	1,548,603
Precision Castparts Corp.	A-	5.60	12/15/13	750,000	791,864
Roper Industries, Inc.	BBB	6.63	08/15/13	1,000,000	1,050,366
Ryder System, Inc.	BBB	6.00	03/01/13	500,000	509,722
Ryder System, Inc.	BBB	7.20	09/01/15	1,000,000	1,159,947
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	536,809

Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	840,312
Stanley Black & Decker, Inc.	A	4.90	11/01/12	525,000	526,512
Textron, Inc.	BBB-	4.63	09/21/16	750,000	813,013
Union Pacific Corp.	A-	4.88	01/15/15	500,000	546,505
URS Corp.†	BBB-	3.85	04/01/17	1,700,000	1,711,728
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	529,913
					14,858,618
INFORMATION TECHNOLOGY (2.3%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	783,796
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	817,905
Avnet, Inc.	BBB-	5.88	03/15/14	750,000	789,223
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,072,580
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,644,969
Lexmark International, Inc.	BBB-	6.65	06/01/18	1,500,000	1,633,536
Tech Data Corp.	BBB-	3.75	09/21/17	1,500,000	1,527,092
					8,269,101
MATERIALS (3.0%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,597,578
Cytec Industries, Inc.	BBB	6.00	10/01/15	1,000,000	1,092,566
Freeport-McMoRan Copper & Gold	BBB	2.15	03/01/17	1,750,000	1,769,751
Kinross Gold Corp.	NR	3.63	09/01/16	2,000,000	2,019,084
Kinross Gold Corp.	NR	5.13	09/01/21	750,000	775,869
Lubrizol Corp.	AA+	5.50	10/01/14	500,000	547,871
Rohm & Haas Co.	BBB	5.60	03/15/13	750,000	766,272
Sealed Air Corp.†	BB-	5.63	07/15/13	1,000,000	1,025,000
Vulcan Materials Co.	BB	6.30	06/15/13	1,000,000	1,015,000
					10,608,991
TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,332,998

UTILITIES (3.1%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	582,047
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,082,685
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,236,236
CenterPoint Energy Resources	BBB+	7.88	04/01/13	750,000	775,650
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,763,066
Entergy Corp.	BBB-	4.70	01/15/17	600,000	654,250
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,030,360
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,054,125
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	654,680
TransAlta Corp.	BBB-	5.75	12/15/13	1,000,000	1,046,164
					10,879,263
MUNICIPAL OBLIGATIONS (0.2%)
Tennessee Valley Auth. Strip	NR	0.00	11/01/20	900,000	768,920

TOTAL LONG-TERM DEBT SECURITIES (Cost: $328,898,364) 99.1%					352,780,180

TEMPORARY CASH INVESTMENTS (2) (Cost: $360,300) 0.1%					360,300

TOTAL INVESTMENTS (Cost: $329,258,664) 99.2%					353,140,480

OTHER NET ASSETS 0.8%					2,702,556

NET ASSETS 100.0%					$355,843,036

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.0%)
U.S. Treasury Note	AA+	0.25	07/15/15	6,000,000	5,991,096
U.S. Treasury Note	AA+	0.88	07/31/19	10,000,000	9,904,690
U.S. Treasury Note	AA+	1.63	08/15/22	7,000,000	6,992,342
U.S. Treasury Note	AA+	2.13	08/15/21	5,000,000	5,289,060
U.S. Treasury Strip	AA+	0.00	08/15/18	4,000,000	3,799,312
U.S. Treasury Strip	AA+	0.00	08/15/29	37,000,000	23,647,177
					55,623,677
U.S. GOVERNMENT AGENCIES (31.0%)
MORTGAGE-BACKED OBLIGATIONS (28.5%)
FHARM	AA+	3.38	04/01/42	1,171,909	1,209,607
FHARM	AA+	4.64	09/01/39	973,576	1,043,691
FHARM	AA+	5.22	04/01/37	621,131	668,923
FHARM	AA+	5.24	02/01/36	403,657	433,733
FHARM	AA+	5.39	04/01/37	783,412	841,948
FHARM	AA+	5.43	05/01/37	463,826	502,460
FHARM	AA+	5.77	03/01/37	229,238	249,455
FHLMC	AA+	2.50	09/01/27	3,000,000	3,158,037
FHLMC	AA+	3.00	06/01/27	1,344,842	1,422,141
FHLMC	AA+	3.00	07/01/42	1,495,103	1,591,233
FHLMC	AA+	4.00	05/01/24	520,581	554,047
FHLMC	AA+	4.00	02/01/25	1,285,570	1,368,214
FHLMC	AA+	4.00	05/01/26	1,271,170	1,352,888
FHLMC	AA+	4.00	12/01/34	1,126,800	1,217,460
FHLMC	AA+	4.00	12/15/38	500,000	547,483
FHLMC	AA+	4.00	07/01/41	2,309,917	2,485,662
FHLMC	AA+	4.00	12/01/41	1,188,427	1,279,589
FHLMC	AA+	4.00	06/01/42	1,488,790	1,602,061
FHLMC	AA+	4.50	03/01/34	1,447,347	1,560,323
FHLMC	AA+	4.50	08/01/34	1,200,179	1,293,863
FHLMC	AA+	4.50	08/15/35	548,100	602,724
FHLMC	AA+	5.00	02/01/26	302,865	330,367
FHLMC	AA+	5.00	08/01/35	1,645,089	1,787,785
FHLMC	AA+	5.50	12/15/20	141,842	142,063
FHLMC	AA+	5.50	03/01/21	390,466	426,944
FHLMC	AA+	5.50	07/01/32	864,892	947,133
FHLMC	AA+	5.50	01/15/33	747,454	839,763
FHLMC	AA+	5.50	05/01/33	1,417,041	1,558,430
FHLMC	AA+	5.50	01/15/35	617,000	664,466
FHLMC	AA+	5.50	06/01/37	2,276,826	2,487,635
FHLMC	AA+	6.00	07/15/29	544,541	607,240
FHLMC	AA+	6.00	03/15/32	597,184	670,375
FNMA	AA+	3.50	03/01/32	1,882,284	2,033,539
FNMA	AA+	3.50	10/01/41	1,697,635	1,862,604
FNMA	AA+	3.50	04/01/42	2,179,897	2,392,193
FNMA	AA+	3.50	04/01/42	1,983,149	2,128,875
FNMA	AA+	3.50	07/01/42	2,488,939	2,672,219
FNMA	AA+	3.50	08/01/42	2,986,281	3,206,185
FNMA	AA+	4.00	05/01/19	817,910	877,902
FNMA	AA+	4.00	01/01/31	3,389,359	3,693,418
FNMA	AA+	4.00	11/01/33	2,429,034	2,628,725
FNMA	AA+	4.00	03/01/35	1,048,780	1,135,000
FNMA	AA+	4.00	06/01/39	1,426,926	1,538,883
FNMA	AA+	4.00	11/01/40	2,204,052	2,377,669
FNMA	AA+	4.00	12/01/40	1,777,987	1,918,043
FNMA	AA+	4.00	05/01/41	2,169,435	2,392,056
FNMA	AA+	4.50	05/01/18	555,654	601,185
FNMA	AA+	4.50	05/01/19	125,555	135,883

FNMA	AA+	4.50	06/01/19	259,263	280,589
FNMA	AA+	4.50	05/01/30	1,420,831	1,551,671
FNMA	AA+	4.50	04/01/31	1,864,448	2,034,974
FNMA	AA+	4.50	08/01/33	572,497	622,622
FNMA	AA+	4.50	08/01/33	390,549	424,744
FNMA	AA+	4.50	09/01/33	1,405,732	1,528,812
FNMA	AA+	4.50	10/01/33	1,380,328	1,501,184
FNMA	AA+	4.50	10/01/33	819,891	891,677
FNMA	AA+	4.50	05/01/34	396,695	430,498
FNMA	AA+	4.50	06/01/34	817,840	887,529
FNMA	AA+	4.50	07/01/34	832,048	902,949
FNMA	AA+	4.50	01/01/35	1,575,870	1,713,847
FNMA	AA+	4.50	08/01/35	1,251,928	1,357,042
FNMA	AA+	4.50	09/01/35	772,740	827,962
FNMA	AA+	4.50	12/01/35	1,129,512	1,224,348
FNMA	AA+	4.50	05/01/39	2,319,299	2,511,132
FNMA	AA+	4.50	05/01/39	2,299,999	2,490,237
FNMA	AA+	4.50	05/01/40	1,457,657	1,600,021
FNMA	AA+	4.50	11/01/40	2,116,052	2,297,688
FNMA	AA+	4.50	06/01/41	1,772,317	1,924,447
FNMA	AA+	4.50	01/01/42	327,243	355,946
FNMA	AA+	5.00	04/01/18	132,066	144,005
FNMA	AA+	5.00	09/01/18	581,954	634,563
FNMA	AA+	5.00	09/01/20	445,535	485,882
FNMA	AA+	5.00	10/01/20	827,252	902,166
FNMA	AA+	5.00	10/01/25	519,340	569,048
FNMA	AA+	5.00	09/01/33	2,797,847	3,074,820
FNMA	AA+	5.00	10/01/33	1,583,858	1,740,652
FNMA	AA+	5.00	11/01/33	1,531,371	1,682,969
FNMA	AA+	5.00	03/01/34	398,881	438,369
FNMA	AA+	5.00	04/01/34	242,794	265,350
FNMA	AA+	5.00	04/01/34	676,530	739,381
FNMA	AA+	5.00	04/01/35	808,469	885,093
FNMA	AA+	5.00	06/01/35	548,970	600,999
FNMA	AA+	5.00	09/01/35	1,719,746	1,882,738
FNMA	AA+	5.00	11/25/35	2,500,000	2,761,975
FNMA	AA+	5.00	05/01/39	2,123,989	2,341,158
FNMA	AA+	5.00	09/25/40	1,665,267	1,871,541
FNMA	AA+	5.50	04/01/17	54,755	59,560
FNMA	AA+	5.50	05/01/17	104,792	113,987
FNMA	AA+	5.50	01/01/24	490,740	542,448
FNMA	AA+	5.50	03/01/24	1,112,445	1,228,619
FNMA	AA+	5.50	09/01/25	472,714	521,932
FNMA	AA+	5.50	11/01/26	401,410	442,451
FNMA	AA+	5.50	01/01/27	234,329	258,288
FNMA	AA+	5.50	03/01/33	558,630	617,491
FNMA	AA+	5.50	09/01/33	724,555	804,070
FNMA	AA+	5.50	10/01/33	1,175,954	1,305,007
FNMA	AA+	5.50	03/01/34	671,983	745,728
FNMA	AA+	5.50	03/01/34	343,735	381,457
FNMA	AA+	5.50	07/01/34	523,961	578,515
FNMA	AA+	5.50	09/01/34	525,918	580,675
FNMA	AA+	5.50	09/01/34	261,395	288,611
FNMA	AA+	5.50	09/01/34	660,599	730,618
FNMA	AA+	5.50	10/01/34	1,331,880	1,470,552
FNMA	AA+	5.50	02/01/35	676,952	747,435
FNMA	AA+	5.50	02/01/35	499,955	551,384
FNMA	AA+	5.50	04/01/35	741,366	817,629
FNMA	AA+	5.50	08/01/35	1,543,664	1,702,458
FNMA	AA+	5.50	02/25/37	673,022	735,665
FNMA	AA+	5.50	05/01/38	1,441,966	1,581,286

FNMA	AA+	5.50	11/01/38	575,920	624,005
FNMA	AA+	5.50	06/01/48	677,675	738,069
FNMA	AA+	6.00	03/01/17	92,989	100,325
FNMA	AA+	6.00	05/01/23	590,793	669,957
FNMA	AA+	6.00	01/01/25	397,658	446,966
FNMA	AA+	6.00	03/01/28	592,173	657,457
FNMA	AA+	6.00	04/01/32	93,480	105,801
FNMA	AA+	6.00	04/01/32	135,223	153,046
FNMA	AA+	6.00	05/01/32	573,734	649,356
FNMA	AA+	6.00	04/01/33	1,110,824	1,257,240
FNMA	AA+	6.00	11/01/34	544,978	612,553
FNMA	AA+	6.00	03/01/36	214,717	235,637
FNMA	AA+	6.00	12/01/36	635,157	702,997
FNMA	AA+	6.00	01/01/37	750,263	830,397
FNMA	AA+	6.00	03/01/37	829,759	908,012
FNMA	AA+	6.00	04/01/37	453,723	496,512
FNMA	AA+	6.00	05/01/37	265,444	290,478
FNMA	AA+	6.00	06/01/37	644,487	705,267
FNMA	AA+	6.00	07/01/37	393,459	435,483
FNMA	AA+	6.00	08/01/37	689,584	763,237
FNMA	AA+	6.00	12/01/37	330,208	365,477
FNMA	AA+	6.00	10/25/44	843,159	944,311
FNMA	AA+	6.00	02/25/47	1,843,601	2,095,358
FNMA	AA+	6.00	12/25/49	1,382,945	1,584,267
FNMA	AA+	6.50	09/01/16	33,203	35,657
FNMA	AA+	6.50	03/01/17	251,124	273,195
FNMA	AA+	6.50	05/01/17	15,137	16,468
FNMA	AA+	6.50	04/01/32	53,239	61,568
FNMA	AA+	6.50	05/01/32	111,328	128,745
FNMA	AA+	6.50	05/01/32	623,436	720,968
FNMA	AA+	6.50	09/01/36	375,997	420,621
FNMA	AA+	6.50	05/01/37	661,946	754,289
FNMA	AA+	6.50	07/01/37	144,838	165,043
FNMA	AA+	6.50	09/01/37	429,112	488,975
FNMA	AA+	6.50	05/01/38	590,949	673,780
FNMA	AA+	7.00	09/01/31	70,530	84,588
FNMA	AA+	7.00	01/25/44	710,786	807,933
FNMA	AA+	7.50	04/01/32	68,605	81,677
FNMA	AA+	7.50	06/01/32	182,260	216,989
FNMA	AA+	8.00	03/01/31	23,808	28,564
FNMA	AA+	8.00	04/01/32	33,335	40,041
FNMA	AA+	8.00	04/01/32	33,054	39,812
GNMA (3)	AA+	2.68	10/16/47	2,000,000	2,058,818
GNMA (3)	AA+	3.50	09/20/33	2,293,819	2,396,429
GNMA (3)	AA+	3.50	01/20/37	1,466,478	1,514,491
GNMA (3)	AA+	3.70	05/15/42	1,988,592	2,182,257
GNMA (3)	AA+	4.00	04/15/24	698,026	758,060
GNMA (3)	AA+	4.00	08/15/41	2,558,041	2,826,806
GNMA (3)	AA+	4.00	11/15/41	1,463,403	1,617,158
GNMA (3)	AA+	4.00	12/15/41	2,166,855	2,394,520
GNMA (3)	AA+	4.00	01/15/42	987,466	1,089,982
GNMA (3)	AA+	4.00	03/20/42	1,486,962	1,638,380
GNMA (3)	AA+	4.25	06/20/36	1,813,787	1,999,618
GNMA (3)	AA+	4.25	04/20/41	1,413,379	1,557,303
GNMA (3)	AA+	4.29	04/15/41	1,134,371	1,253,555
GNMA (3)	AA+	4.50	02/20/20	1,567,257	1,695,047
GNMA (3)	AA+	4.50	06/20/30	305,038	340,281
GNMA (3)	AA+	4.50	09/15/30	1,225,606	1,359,574
GNMA (3)	AA+	4.50	06/20/34	1,295,313	1,436,873
GNMA (3)	AA+	4.50	10/15/40	1,540,917	1,703,573
GNMA (3)	AA+	4.50	10/15/40	2,973,077	3,286,909

GNMA (3)	AA+	5.00	04/15/39	2,142,178	2,370,215
GNMA (3)	AA+	5.00	06/20/39	2,058,090	2,400,858
GNMA (3)	AA+	5.00	11/15/39	1,474,012	1,630,922
GNMA (3)	AA+	5.00	06/20/40	1,291,025	1,435,891
GNMA (3)	AA+	5.00	06/20/40	1,379,470	1,534,260
GNMA (3)	AA+	5.50	01/15/36	420,615	468,396
GNMA (3)	AA+	6.50	04/15/31	16,388	19,511
GNMA (3)	AA+	6.50	12/15/31	105,262	125,320
GNMA (3)	AA+	6.50	05/15/32	45,067	53,783
GNMA (3)	AA+	7.00	09/15/31	32,650	39,056
GNMA (3)	AA+	7.00	09/15/31	23,335	27,914
GNMA (3)	AA+	7.00	05/15/32	13,548	16,168
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	1,859,875	2,165,546
					199,037,211
NON-MORTGAGE-BACKED OBLIGATIONS (2.5%)
FNMA	AA+	0.00	10/09/19	20,000,000	17,593,558

CORPORATE DEBT (59.1%)
CONSUMER DISCRETIONARY (8.4%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,470,211
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,274,032
Best Buy Co., Inc.	BB+	6.75	07/15/13	500,000	514,802
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	2,135,814
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	2,000,000	2,034,058
Expedia, Inc.	BBB-	5.95	08/15/20	3,000,000	3,308,931
Home Depot, Inc.	A-	5.40	03/01/16	2,000,000	2,313,936
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,978,570
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	223,945
Johnson Controls, Inc.	BBB+	4.88	09/15/13	2,500,000	2,594,488
Kohl’s Corp.	BBB+	4.00	11/01/21	2,620,000	2,850,094
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	2,000,000	2,035,504
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,074,098
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,025,686
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	2,033,812
Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,077,139
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,295,998
NVR, Inc.	BBB	3.95	09/15/22	3,000,000	3,076,194
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,367,930
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,338,949
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	2,015,000
Tupperware Brands Corp.	BBB-	4.75	06/01/21	3,000,000	3,200,073
Whirlpool Corp.	BBB-	4.85	06/15/21	1,000,000	1,061,352
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,261,132
Wynn Las Vegas LLC†	BBB-	5.38	03/15/22	3,000,000	3,045,000
					58,606,748
CONSUMER STAPLES (3.6%)
Avon Products, Inc.	BBB-	4.20	07/15/18	3,000,000	3,020,994
Beam, Inc.	BBB-	5.38	01/15/16	344,000	391,552
Cargill, Inc.†	A	5.00	11/15/13	500,000	523,123
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,037,830
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,370,044
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	3,000,000	3,177,207
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,613,871
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,175,116
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,178,674
Ralcorp Hldgs., Inc.	BBB-	4.95	08/15/20	1,500,000	1,572,888
Safeway, Inc.	BBB	3.95	08/15/20	2,900,000	2,823,863
					24,885,162
ENERGY (4.3%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,272,235
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,213,970

Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,080,870
EQT Corp.	BBB	4.88	11/15/21	3,000,000	3,154,956
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,125,250
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,461,805
National Oilwell Varco, Inc.	A-	6.13	08/15/15	2,000,000	2,027,284
Noble Drilling Corp.	BBB+	7.50	03/15/19	2,000,000	2,447,026
Seacor Hldgs., Inc.	BB	7.38	10/01/19	2,775,000	3,023,948
Sunoco, Inc.	BB+	5.75	01/15/17	2,000,000	2,212,500
Transocean, Inc.	BBB-	1.50	12/15/37	3,000,000	2,973,750
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	509,016
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	1,500,000	1,644,284
					30,146,894
FINANCIALS (22.2%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,285,141
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,336,246
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,617,972
Ally Financial, Inc.	B+	0.00	12/01/12	10,000,000	9,932,000
American Express Credit Corp.	A-	5.88	05/02/13	500,000	515,696
Bank of America Corp.	A-	3.70	09/01/15	2,000,000	2,112,650
Barrick N.A. Finance LLC	BBB+	4.40	05/30/21	3,000,000	3,263,868
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,421,246
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,844,343
Block Financial LLC	BBB	7.88	01/15/13	1,250,000	1,271,823
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,159,684
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,111,888
Capital One Financial Corp.	BBB	4.75	07/15/21	3,200,000	3,632,890
CNA Financial Corp.	BBB-	6.50	08/15/16	2,000,000	2,304,040
Duke Realty LP	BBB-	4.63	05/15/13	2,000,000	2,039,562
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,853,315
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	500,000	510,597
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	5,091,520
Genworth Financial, Inc.	BBB	7.20	02/15/21	1,750,000	1,789,375
Genworth Financial, Inc.	BBB	7.63	09/24/21	1,300,000	1,326,824
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	3,000,000	3,164,235
Harley-Davidson Financial Svcs.†	BBB+	3.88	03/15/16	2,678,000	2,871,234
Harley-Davidson Funding†	BBB+	5.25	12/15/12	500,000	503,879
Hartford Financial Svcs.	BBB	5.50	10/15/16	2,000,000	2,219,734
Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	1,131,712
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	2,110,872
HCP, Inc.	BBB	6.00	01/30/17	1,250,000	1,438,654
Health Care REIT, Inc.	BBB-	3.63	03/15/16	750,000	791,645
Health Care REIT, Inc.	BBB-	6.13	04/15/20	2,500,000	2,906,615
Hospitality Properties Trust	BBB-	5.00	08/15/22	3,000,000	3,151,626
HSBC Finance Corp.	A	3.81	11/10/13	100,000	100,883
HSBC Finance Corp.	A	3.98	10/10/13	70,000	70,673
JP Morgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,366,750
Kemper Corp.	BBB-	6.00	11/30/15	2,500,000	2,627,263
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,070,914
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,008,866
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,086,043
Markel Corp.	BBB	5.35	06/01/21	1,000,000	1,079,929
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,038,146
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	3,000,000	3,370,947
Moody’s Corp.	BBB+	4.50	09/01/22	2,000,000	2,120,430
Morgan Stanley	A-	2.88	01/24/14	1,000,000	1,013,304
Morgan Stanley	A-	4.00	07/24/15	2,000,000	2,080,372
National Retail Pptys., Inc.	BBB	3.80	10/15/22	3,000,000	3,059,556
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	2,000,000	1,990,000
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,336,972
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,001,941
ProLogis LP	BBB-	6.63	05/15/18	3,000,000	3,584,463

Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,059,472
Protective Life Secured Trust	AA-	3.34	12/10/14	124,000	126,923
Protective Life Secured Trust	AA-	3.49	10/10/14	53,000	54,313
Protective Life Secured Trust	AA-	3.59	08/10/14	21,000	21,194
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,103,169
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,202,604
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,339,854
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,487,149
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,102,946
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,197,940
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,887,615
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,091,368
SLM Corp.	BBB-	5.00	10/01/13	3,150,000	3,264,188
Southtrust Bank, N.A.	A+	4.75	03/01/13	1,250,000	1,270,031
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,825,370
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	3,000,000	3,297,093
Vornado Realty LP	BBB	4.25	04/01/15	3,000,000	3,170,358
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,032,264
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,066,612
					154,318,801
HEALTH CARE (5.7%)
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,322,294
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,913,720
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	3,000,000	3,212,784
Biogen Idec, Inc.	BBB+	6.88	03/01/18	2,500,000	3,075,595
CIGNA Corp.	BBB	2.75	11/15/16	1,000,000	1,054,553
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,284,908
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	2,423,898
Laboratory Corp. of America	BBB+	4.63	11/15/20	1,000,000	1,109,649
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,014,370
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,126,781
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,306,924
Medtronic, Inc.	A+	1.63	04/15/13	3,000,000	3,009,375
PerkinElmer, Inc.	BBB	5.00	11/15/21	3,000,000	3,338,802
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,850,000	3,188,210
UnitedHealth Group, Inc.	A	5.50	11/15/12	2,000,000	2,011,732
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,194,206
Wyeth	AA	5.50	03/15/13	1,750,000	1,791,494
					39,379,295
INDUSTRIALS (3.5%)
CSX Corp.	BBB	6.25	04/01/15	2,000,000	2,278,928
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	2,000,000	2,065,000
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,312,126
Pentair Ltd.	BBB	5.00	05/15/21	3,000,000	3,378,006
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	3,000,000	3,097,206
Precision Castparts Corp.	A-	5.60	12/15/13	2,000,000	2,111,638
Ryder System, Inc.	BBB	6.00	03/01/13	2,000,000	2,038,886
Textron, Inc.	BBB-	4.63	09/21/16	2,900,000	3,143,649
URS Corp.†	BBB-	5.00	04/01/22	3,000,000	3,081,255
					24,506,694
INFORMATION TECHNOLOGY (2.8%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,388,464
Avnet, Inc.	BBB-	5.88	03/15/14	400,000	420,919
Avnet, Inc.	BBB-	5.88	06/15/20	600,000	671,059
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,188,938
Fiserv, Inc.	BBB-	4.63	10/01/20	2,770,000	3,038,909
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,289,938
Lexmark International, Inc.	BBB-	6.65	06/01/18	3,000,000	3,267,072
Tech Data Corp.	BBB-	3.75	09/21/17	3,000,000	3,054,183
					19,319,482

MATERIALS (4.4%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,130,104
Cytec Industries, Inc.	BBB	6.00	10/01/15	2,000,000	2,185,132
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,795,108
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	3,000,000	3,003,030
Geon Co.	BB-	7.50	12/15/15	3,750,000	3,862,500
Kinross Gold Corp.	NR	5.13	09/01/21	3,000,000	3,103,476
Lubrizol Corp.	AA+	5.50	10/01/14	2,000,000	2,191,482
Methanex Corp.	BBB-	5.25	03/01/22	600,000	640,981
Newmont Mining Corp.	BBB+	3.50	03/15/22	3,000,000	3,043,263
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,064,384
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	3,212,058
Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	2,197,500
					30,429,018
TELECOMMUNICATION SERVICES (0.7%)
Alltel Corp.	A-	7.00	03/15/16	2,000,000	2,397,478
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	2,132,796
					4,530,274
UTILITIES (3.5%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	582,047
AmerenEnergy Generating Co.	BB-	6.30	04/01/20	2,500,000	2,262,500
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,526,131
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,635,626
Entergy Corp.	BBB-	5.13	09/15/20	500,000	540,200
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,107,637
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,262,353
PPL Energy Supply LLC	BBB	4.60	12/15/21	1,000,000	1,074,677
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,131,920
Progress Energy, Inc.	A	5.25	12/15/15	2,000,000	2,276,652
SCANA Corp.	BBB	4.13	02/01/22	3,100,000	3,181,561
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,871,676
					24,452,980
SOVEREIGN DEBT (0.6%)
Sri Lanka AID	NR	6.59	09/15/28	3,554,103	4,461,750

TOTAL LONG-TERM DEBT SECURITIES (Cost: $641,974,845) 98.7%					687,291,544

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
Coca-Cola Co.†	A-1+	0.12	10/29/12	500,000	499,950
Dell, Inc.†	A-1	0.15	10/25/12	900,000	899,903
Toyota Motor Credit Corp.	A-1+	0.12	10/23/12	5,000,000	4,999,599
Washington Gas Light Co.	A-1	0.12	10/01/12	2,000,000	1,999,987
					8,399,439
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,399,439) 1.2%					8,399,439

TEMPORARY CASH INVESTMENTS (2) (Cost: $4,069,400) 0.6%					4,069,400

TOTAL INVESTMENTS (Cost: $654,443,684) 100.5%					699,760,383

OTHER NET ASSETS -0.5%					(3,161,949)

NET ASSETS 100.0%					$696,598,434

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2012, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$3,999,653	0.4%
SMALL CAP VALUE FUND	$3,792,833	1.3%
COMPOSITE FUND	$514,135	0.3%
MONEY MARKET FUND	$42,982,576	44.8%
MID-TERM BOND FUND	$9,733,620	2.7%
BOND FUND	$24,161,469	3.5%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of September, 2012, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	515	E-mini S&P 500 Stock Index	P	December 2012	$36,930,650	$(502,100)	3.4%
ALL AMERICA FUND	64	E-mini S&P 500 Stock Index	P	December 2012	$4,589,440	$(64,030)	1.7%
MID-CAP EQUITY INDEX FUND	175	E-mini S&P MidCap 400 Stock Index	P	December 2012	$17,263,750	$(466,375)	2.9%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2012 was 0.15%.

(3)	U.S. Government guaranteed security.
(4)	Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2012, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2012. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2012, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,054,070,601	—	—	$1,054,070,601
Short-Term Debt Securities	—	$35,894,038	—	$35,894,038
Temporary Cash Investments	—	$750,000	—	$750,000
	$1,054,070,601	$36,644,038	—	$1,090,714,639

All America Fund
Common Stock - Indexed	$139,399,671	—	—	$139,399,671
Common Stock - Active	$113,777,335	—	—	$113,777,335
Convertible Preferred Stock	$191,208	—	—	$191,208
Short-Term Debt Securities	—	$8,698,467	—	$8,698,467
Temporary Cash Investments	—	$1,440,500	—	$1,440,500
	$253,368,214	$10,138,967	—	$263,507,181

Small Cap Value Fund
Common Stock	$273,018,643	—	—	$273,018,643
Convertible Preferred Stock	$1,463,295	—	—	$1,463,295
Short-Term Debt Securities	—	$16,790,070	—	$16,790,070
	$274,481,938	$16,790,070	—	$291,272,008

Small Cap Growth Fund
Common Stock	$273,010,534	—	—	$273,010,534
Short-Term Debt Securities	—	$17,595,616	—	$17,595,616
	$273,010,534	$17,595,616	—	$290,606,150

Mid Cap Value Fund
Common Stock	$48,731,906	—	—	$48,731,906
Short-Term Debt Securities	—	$1,799,755	—	$1,799,755
	$48,731,906	$1,799,755	—	$50,531,661

Mid-Cap Equity Index Fund
Common Stock	$568,845,075	—	—	$568,845,075
Short-Term Debt Securities	—	$16,998,035	—	$16,998,035
Temporary Cash Investments	—	$500,000	—	$500,000
	$568,845,075	$17,498,035	—	$586,343,110

International Fund
Common Stock	$87,549,763	—	—	$87,549,763
Short-Term Debt Securities	—	$999,716	—	$999,716
	$87,549,763	$999,716	—	$88,549,479

Composite Fund
Common Stock	$94,382,184	—	—	$94,382,184
U.S. Government Debt	—	$10,370,066	—	$10,370,066
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,819,251	—	$22,819,251
Corporate Long-Term Debt	—	$31,707,944	—	$31,707,944
Short-Term Debt	—	$10,447,180	—	$10,447,180
Temporary Cash Investments	—	$1,735,600	—	$1,735,600
	$94,382,184	$77,080,041	—	$171,462,225

Retirement Income Fund
Common Stock	$26,782,551	—	—	$26,782,551

2010 Retirement Fund
Common Stock	$20,944,741	—	—	$20,944,741

2015 Retirement Fund
Common Stock	$104,586,085	—	—	$104,586,085

2020 Retirement Fund
Common Stock	$153,009,649	—	—	$153,009,649

2025 Retirement Fund
Common Stock	$141,811,293	—	—	$141,811,293

2030 Retirement Fund
Common Stock	$116,547,048	—	—	$116,547,048

2035 Retirement Fund
Common Stock	$92,441,826	—	—	$92,441,826

2040 Retirement Fund
Common Stock	$82,980,309	—	—	$82,980,309

2045 Retirement Fund
Common Stock	$105,874,727	—	—	$105,874,727

Conservative Allocation Fund
Common Stock	$80,884,843	—	—	$80,884,843

Moderate Allocation Fund
Common Stock	$216,447,021	—	—	$216,447,021

Aggressive Allocation Fund
Common Stock	$183,138,756	—	—	$183,138,756

Money Market Fund
U.S. Government Debt	—	$17,998,814	—	$17,998,814
U.S. Government Agency Short-Term Debt	—	$22,504,042	—	$22,504,042
Commercial Paper	—	$54,581,628	—	$54,581,628
Temporary Cash Investments	—	$839,300	—	$839,300
	—	$95,923,784	—	$95,923,784

Mid-Term Bond Fund
U.S. Government Debt	—	$160,443,330	—	$160,443,330
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$38,235	—	$38,235
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$46,366,953	—	$46,366,953
Corporate Debt	—	$145,162,742	—	$145,162,742
Municipal Obligations	—	$768,920	—	$768,920
Temporary Cash Investments	—	$360,300	—	$360,300
	—	$353,140,480	—	$353,140,480

Bond Fund
U.S. Government Debt	—	$55,623,677	—	$55,623,677
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$199,037,211	—	$199,037,211
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$17,593,558	—	$17,593,558
Long-Term Corporate Debt	—	$410,575,348	—	$410,575,348
Sovereign Debt	—	$4,461,750	—	$4,461,750
Short-Term Debt	—	8,399,439	—	8,399,439
Temporary Cash Investments	—	4,069,400	—	4,069,400
	—	$699,760,383	—	$699,760,383

Other Financial Instruments:*
Equity Index Fund	$(502,100)	—	—	$(502,100)
All America Fund	$(64,030)	—	—	$(64,030)
Mid-Cap Equity Index Fund	$(466,375)	—	—	$(466,375)

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Nine Months Ended September, 2012

						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	September,	September, 2012 Included
	2011	(Losses)	Level 3 (a)	Level 3 (b)	2012	in Statement of Operations
All America Fund - Active Common Stock	—	—	$810,576	$(810,576)	—	—
Small Cap Value Fund - Common Stock	—	—	$4,725,984	$(4,725,984)	—	—

(a)  Reflects transfers into Level 3 from Level 2 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

(b)  Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described in Security Valuation below. Also reflects the transfer of common stock of NBH Holdings Co. from Level 3 to Level 1 as a result of the security commencing trading on a public exchange. The market value of this security as of December 31, 2011 was $270,192 in the All America Fund and $1,575,328 in the Small Cap Value Fund, respectively.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The discussion under Security Valuation, below, reflects these additional disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price porvided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September, 2012 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$319,315,744	$56,329,193	$66,456,980	$55,406,022	$8,924,371
Unrealized Depreciation	(71,209,081)	(22,095,395)	(6,619,965)	(13,460,207)	(3,535,796)
Net	$248,106,663	$34,233,798	$59,837,015	$41,945,815	$5,388,575
Cost of Investments	$842,607,976	$229,273,383	$231,434,993	$248,660,335	$45,143,086

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$123,388,546	$330,281	$28,052,137	$1,616,154	$1,928,560
Unrealized Depreciation	(39,153,000)	(2,721,773)	(4,508,561)	(6,914)	(317,929)
Net	$84,235,546	$(2,391,492)	$23,543,576	$1,609,240	$1,610,631
Cost of Investments	$502,107,564	$90,940,971	$147,918,649	$25,173,311	$19,334,110

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$13,391,178	$20,396,416	$20,682,417	$17,939,704	$14,431,027
Unrealized Depreciation	(2,118,137)	(2,185,120)	(1,179,435)	(1,106,347)	(706,191)
Net	$11,273,041	$18,211,296	$19,502,982	$16,833,357	$13,724,836
Cost of Investments	$93,313,044	$134,798,353	$122,308,311	$99,713,691	$78,716,990

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$12,584,389	$15,472,259	$6,589,120	$30,981,751	$27,860,519
Unrealized Depreciation	(481,867)	(531,223)	(604,546)	(7,514,887)	(4,650,820)
Net	$12,102,522	$14,941,036	$5,984,574	$23,466,864	$23,209,699
Cost of Investments	$70,877,787	$90,933,691	$74,900,269	$192,980,157	$159,929,057

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$2,860	$23,921,417	$45,741,821
Unrealized Depreciation	(1,917)	(39,601)	(425,122)
Net	$943	$23,881,816	$45,316,699
Cost of Investments	$95,922,841	$329,258,664	$654,443,684

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)      The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 26, 2012

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	November 26, 2012